As filed with the Securities and Exchange Commission on November 29, 2007

Securities Act File No. 333-109980

Investment Company Act File No. 811-21457

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 3	☒

and

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5

BlackRock Bond Allocation Target Shares

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number (800) 441-7762

Brian Kindelan, Esq.

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and Address of Agent for Service)

Copy to:

Sarah E. Cogan, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

It is proposed that this filing will become effective (check appropriate box):

☐            Immediately upon filing pursuant to paragraph (b)

☐            On (date) pursuant to paragraph (b)

☒          60 days after filing pursuant to paragraph (a)(1)

☐            On (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion, dated November 29, 2007

ALTERNATIVES BLACKROCK SOLUTIONS EQUITIES FIXED INCOME LIQUIDITY REAL ESTATE

BlackRock
Bond Allocation Target Shares

Prospectus

January , 2008

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

BATS: Series N Portfolio

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

BlackRock

Bond Allocation Target Shares

Shares in the Series N portfolio (the Portfolio) of BlackRock Bond Allocation Target Shares (the Trust), described herein, may be purchased only by or on behalf of separately managed account clients who have retained BlackRock Investment Management, LLC or certain of its affiliates (individually or collectively referred to as BlackRock) to manage their accounts, or who have requested that their investment adviser consider investment recommendations provided by BlackRock in connection with the management of their accounts (Eligible Investors). When BlackRock's management of a client's account (or provision of investment recommendations to the investment adviser responsible for the management of a client's account) terminates for any reason, such termination may result in the automatic redemption of shares of the Portfolio held by or on behalf of the investor. The liquidation of such shares will have tax consequences for the investor. Investors should carefully consider the potential impact of such liquidations and restrictions before selecting a managed account strategy that contemplates investment in the Portfolio. By purchasing shares of the Portfolio, each Eligible Investor agrees to any such redemption upon termination of BlackRock's involvement with the management of the account. The client or program sponsor will receive advance notice of any such redemption.

Table of

Contents

How to find the information you need	How to Find the Information You Need About BlackRock Bond Allocation Target Shares	1

	BATS: Series N Portfolio	2

	About Your Investment	11

How to Find the

Information You Need

About BlackRock

Bond Allocation Target Shares

This is the BlackRock Bond Allocation Target Shares Series N Portfolio Prospectus. It has been written to provide you with the information you need to make an informed decision about whether to invest in BATS.

This prospectus contains information on the Series N Portfolio. The prospectus has been organized so that the Portfolio has its own short section with important Portfolio facts. Also included are sections that tell you about buying and selling shares, certain fees and expenses, shareholder features of the Portfolio and your rights as a shareholder.

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BATS:

Series N Portfolio

IMPORTANT DEFINITIONS

Bonds: Debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of domestic and non-U.S. corporations, debt obligations of foreign governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities.

General Obligation Bonds: Bonds which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

High Yield Bonds: Sometimes referred to as "junk bonds", these are debt securities which are rated lower than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low rated issuer.

Municipal Bonds: Debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax).

Investment Grade: Securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time.

Maturity: The date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

Investment Goal

The Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

The Portfolio is non-diversified and is available solely to wrap-fee clients or other managed accounts from whom BlackRock has a municipal fixed income mandate. The Portfolio's assets, taken by themselves, may not necessarily represent a complete municipal fixed income portfolio.

Primary Investment Strategies

In pursuit of the investment goal, the Portfolio will primarily invest its assets in municipal bonds the interest on which the management team believes is exempt from regular federal income tax. Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations and municipal lease obligations.

The Portfolio's investments may consist of private activity bonds that may subject certain shareholders to the federal Alternative Minimum Tax.

The Portfolio may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Therefore, it is possible that the Portfolio could invest up to 100% of its assets in municipal bonds rated below investment grade (below BBB by S&P or Fitch, or below Baa by Moody's) or in unrated municipal bonds that the management team believes are of comparable quality. These lower-rated obligations are commonly known as "junk bonds." Split rated bonds will be considered to have the higher credit rating. The Portfolio will usually invest in municipal bonds that have a maturity of five years or longer. The management team will choose municipal bond investments that it believes offer a relatively high potential for total return relative to their total risk.

The Portfolio may invest in tender option bonds and residual interest tender option bonds, and may also invest in securities the return of which is inversely related to changes in an interest rate (inverse floaters).

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A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

The Portfolio intends to invest so that no more than 25% of its total assets are represented by the municipal securities of issuers located in the same state. The Portfolio may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects.

Other Strategies. In addition to the main strategies discussed above, the Portfolio may use certain other investment strategies.

The Portfolio may also invest in municipal bonds rated in the lowest rating categories (CC or lower by S&P or Fitch, or Ca or lower by Moody's). These securities are commonly referred to as "distressed."

The Portfolio may invest up to 20% of its assets on a temporary basis in taxable money market securities that have a maturity of one year or less. The Portfolio may make these investments for liquidity purposes or as a temporary investment pending an investment in municipal bonds. As a temporary measure for defensive purposes, the Portfolio may invest without limitation in taxable money market securities. Such a temporary defensive strategy would be inconsistent with the Portfolio's primary investment strategies. If market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Portfolio's opportunity to achieve its investment gain.

Investments in taxable money market securities as well as some of the derivatives discussed below may cause the Portfolio to have taxable investment income. The Portfolio may also realize capital gains on the sale of its municipal bonds (and other securities it holds). These capital gains will be taxable regardless of whether they are derived from a sale of municipal bonds.

The management team may, when consistent with the Portfolio's investment goal, buy or sell options or futures on a security or an index of securities, or enter into interest rate transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party's obligation to pay or its right to receive another type of interest in the future or for a period of time. The management team typically uses derivatives as a substitute for taking a position in the underlying asset and/or as

IMPORTANT DEFINITIONS

Municipal Lease Obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

Revenue Bonds: Bonds which are secured only by the revenues from a particular facility or class of facilities, such as a water or sewer system, or from the proceeds of a special excise tax or other revenue source.

Split Rated Bond: A bond that receives different ratings from two or more rating agencies.

Tender Option Bonds: Synthetic floating or variable rate securities issued when long term bonds are purchased in the primary or secondary market and then deposited into a trust. Custodial receipts are then issued to investors, such as the fund, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. Tender option bonds may be considered derivatives. Residual interest tender option bonds are beneficial interests in a tender option bond trust.

Total Return: A way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

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part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The management team may also use derivatives for leverage, in which case their use would involve leveraging risk. The management team may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements).

The Portfolio may also borrow up to 33.33% of total assets less all liabilities and indebtedness other than borrowing.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Should the Board of Trustees determine that the investment goal of the Portfolio should be changed, shareholders will be given at least 60 days' notice before any such change is made. However, such change can be effected without shareholder approval.

Key Risks

While the management team chooses securities it believes can provide above average total returns, there is no guarantee that shares of the Portfolio will not lose value. This means you could lose money.

Two of the main risks of investing in the Portfolio are interest rate risk and credit risk. Typically, when interest rates rise, there is a corresponding decline in the market value of bonds such as those held by the Portfolio. Market interest rates have in recent years declined significantly below historical average rates. This decline may have increased the risk that these rates will rise in the future. Credit risk refers to the possibility that the issuer of the bond will not be able to make principal and interest payments when due.

Non-investment grade securities carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of non-investment grade securities will move up and down over time. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. These issuers are often young and growing and have a lot of debt. High yield securities are considered speculative, meaning there is a significant risk that issuers issuing these securities may not be able to repay principal and pay interest or dividends on time. In addition, other creditors of a high yield issuer may have the right to be paid before the high yield bond holder.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities who have a lot of debt may experience financial problems. They may not have enough cash to make their principal and interest payments. An economic downturn

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could also impact the market for lower-rated securities and the Portfolio. The market for high yield bonds is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield bonds, especially on short notice, and high yield bonds may be more difficult for the Portfolio to value accurately than higher rated securities. The market for high yield bonds could also be impacted by legal or tax changes.

If the Portfolio invests in high yield securities that are rated CC or below, the Portfolio will incur significant risks in addition to the risks generally associated with investments in high yield securities. Distressed securities frequently do not produce income while they are outstanding. The Portfolio may purchase distressed securities that are in default or the issuers of which are in bankruptcy. The Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment. The Portfolio also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher-rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Municipal securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Portfolio's assets are invested in private activity bonds, the Portfolio will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. The faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. Municipal securities also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate the funds for lease payments.

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Variable rate demand obligations (VRDOs) are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Portfolio may lose money.

The Portfolio may invest in bonds the interest on which may be subject to the federal Alternative Minimum Tax. Interest on these bonds that is received by taxpayers subject to the federal Alternative Minimum Tax is taxable.

The Portfolio intends to minimize the payment of taxable income to shareholders by investing in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Portfolio's acquisition of the securities. In that event, the Internal Revenue Service may demand that the Portfolio pays Federal income taxes on the affected interest income, and, if the Portfolio agrees to do so, the Portfolio's yield could be adversely affected. If the interest paid on any municipal security held by the Portfolio is subsequently determined to be taxable, the Portfolio will dispose of that security as soon as reasonably practicable. The Portfolio will not do its own analysis as to the tax-free status of these investments.

The Portfolio may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. These investments would make the Portfolio more dependent upon the political and economic circumstances of that state than a mutual fund that invests more broadly. The Portfolio may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects. For example, the Portfolio may invest more than 25% of its assets in municipal securities related to water or sewer systems. This type of concentration exposes the Portfolio to the legal and economic risks relating to those projects.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Portfolio to value accurately than securities of public corporations. In addition, municipal securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding municipal securities.

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The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Investments in tender option bonds, residual interest tender option bonds and inverse floaters expose the Portfolio to the same risks as investments in derivatives, as well as risks associated with leverage, described below, especially the risk of increased volatility. An investment in these securities typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on residual interest tender option bonds and inverse floaters will bear an inverse relationship to short-term municipal security interest rates. Distributions on the residual interests and inverse floaters paid to the Portfolio will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Residual interest tender option bonds and inverse floaters generally will underperform the market for fixed rate municipal securities in a rising interest rate environment.

The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. The Portfolio could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Portfolio's derivatives positions to lose value. When a derivative is used as a hedge against a position that the Portfolio holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Portfolio's hedging transactions will be effective. The income from certain derivatives may be subject to federal income tax.

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Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. To mitigate leverage risk, the management team will segregate liquid assets on the books of the Portfolio or otherwise cover the transactions. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Portfolio will be magnified when the Portfolio uses leverage. The Portfolio will also have to pay interest on borrowings, reducing its return. This interest expenses may be greater than the Portfolio's return on the underlying investment.

The Portfolio may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. If the Portfolio buys illiquid securities, it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Portfolio may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Portfolio may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Portfolio management receives material nonpublic information about the issuer, the Portfolio may as a result be unable to sell the securities.

High portfolio turnover (more than 100%) may result in increased transaction costs to the Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Portfolio securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of high portfolio turnover may adversely affect performance.

When you invest in this Portfolio you are not making a bank deposit. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

The Portfolio is a non-diversified portfolio under the Investment Company Act, which means that Portfolio performance is more dependent on the performance of a smaller number of securities

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IMPORTANT DEFINITIONS

Acquired Fund Fees and Expenses: Fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies.

Other Expenses: Include administration, transfer agency, custody, professional fees and registration fees.

and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Portfolio more than it would a diversified portfolio's.

Risk / Return Information

No risk/return information is provided for the Portfolio because it is newly formed.

Expenses and Fees

The table below describes fees and expenses that you may pay if you buy and hold shares of the Portfolio. "Other expenses" are based on estimated amounts for the current fiscal year.

Annual Portfolio Operating Expenses1

(Expenses that are deducted from portfolio assets):

Management fees	0.00%
Other expenses*	%
Acquired fund fees and expenses*
Total annual operating expenses	%
Fee waiver/expense reimbursement**	%
Net expenses	0.00%

  1  The table shows the net expenses of the Portfolio as 0.00%, reflecting the fact that the investment adviser is absorbing all expenses of operating the Portfolio, and is waiving or reimbursing any fees to the Portfolio (except extraordinary expenses). You should be aware, however, that the Portfolio is an investment option for certain "wrap-fee" or other separately managed account program clients for which BlackRock receives compensation pursuant to an investment management agreement. Wrap-fee program participants pay a "wrap-fee" to the sponsor of the program which typically covers investment advice and transaction costs on trades executed with the sponsor or a designated broker-dealer. You should read carefully the wrap-fee or other program brochure provided to you by your program sponsor or investment adviser. The brochure is required to include information about the fees charged to you and, in the case of a wrap-fee program, the fees paid by the sponsor to BlackRock. You pay no additional fees or expenses to purchase or redeem shares of the Portfolio.

  *  The amount under "Other expenses" reflects the approximate amount of operating expenses of the Portfolio which are paid or reimbursed by the investment adviser; see also Note 1 above. The Portfolio is newly organized and, accordingly, "Other expenses" and "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year.

  **  The investment adviser has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses incurred by the Portfolio.

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. We are assuming that you invest $10,000 in the shares of the Portfolio for the time periods indicated, that your investment has a 5% return every year, that you reinvest all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$0	$0

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Portfolio Management

The fund management team is led by Walter O'Connor, Managing Director of BlackRock since 2006 and Theodore Jaeckel, CFA, Managing Director of BlackRock since 2006. Mr. O'Connor and Mr. Jaeckel joined BlackRock following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. Mr. O'Connor was a Managing Director of MLIM from 2003 to 2006, a Director (Municipal Tax-Exempt Fund Management) of MLIM from 2000 to 2003, and a Vice President of MLIM from 1993 to 2000. Mr. Jaeckel is a member of BlackRock's Fixed Income Portfolio Management Group. His responsibility is managing client portfolios, with a sector emphasis on tax-exempt municipal securities. At MLIM, he was a portfolio manager with MLIM's tax-exempt fixed income team. Prior to joining MLIM in 1990, Mr. Jaeckel was a municipal bond trader with Chemical Bank. Mr. O'Connor and Mr. Jaeckel have been managing the fund since its inception.

The Statement of Additional Information (SAI) provides additional information about the Portfolio managers' compensation, other accounts managed by the Portfolio managers, and the Portfolio managers' ownership of securities in the Portfolio.

Financial Highlights

Shares of the Portfolio have not previously been offered and therefore do not have a financial history.

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About Your Investment

Who is Eligible to Invest?

Shares of the Portfolio may be purchased and held only by or on behalf of separately managed account clients who have retained BlackRock to manage their accounts, or who have requested that their investment adviser consider investment recommendations provided by BlackRock in connection with the management of their accounts.

What Price Per Share Will You Pay?

The price of the Portfolio's shares generally changes every day the New York Stock Exchange (NYSE) is open (business day). A mutual fund is a pool of investors' money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $50 million and has 5 million shares outstanding, the net asset value (NAV) per share is $10. When you buy shares in the Portfolio you pay the NAV per share.

PFPC Inc., the Portfolio's transfer agent, will probably receive your order from your sponsor, BlackRock or other investment adviser. Purchase orders received by the transfer agent by the close of regular trading on the NYSE (currently 4 p.m. (Eastern time)) on each business day will be priced based on the NAV calculated at the close of trading on that day. NAV is calculated separately for the Portfolio as of the close of business on the NYSE, generally 4 p.m. (Eastern time), each day the NYSE is open.

Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of NAV. Non-U.S. securities and certain other securities held by the Portfolio may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when Portfolio shares cannot be bought or sold.

Since the NAV changes daily, the price of your shares depends on the time that your order is received.

The Portfolio's assets are valued primarily on the basis of market quotations. Certain short-term debt securities are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not

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trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) BlackRock Advisors believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event, the Portfolio values the affected securities at fair value as determined by BlackRock Advisors pursuant to procedures adopted by the Trust's Board of Trustees. For example, the Portfolio will value a security that trades principally on a foreign market using the most recent closing market price from the market on which the security principally trades, unless, in BlackRock Advisors judgment, a significant event subsequent to the market close has rendered such market closing price unreliable. Because significant events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the Portfolio calculates its NAV, such closing price may not be reflective of current market conditions. In this case, the Portfolio will use what it believes to be the fair value of the security as of the time the Portfolio calculates its NAV.

Fair value represents a good faith approximation of the value of a security. A security's valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Portfolio's NAV. As a result, the Portfolio's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Purchases of the Portfolio's shares will normally be made only in full shares, but may be made in fractional shares under certain circumstances. Certificates for shares will not be issued. The payment for shares to be purchased shall be wired to the Portfolio's transfer agent.

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How Much is the Minimum Investment?

There is no minimum or maximum investment for initial or subsequent purchases of shares. The Portfolio may reject any purchase order; establish, modify or waive any minimum initial or subsequent investment requirements for any shareholder; and suspend and resume the sale of shares of the Portfolio at any time for any reason.

How Much is the Sales Charge?

There are no sales charges on purchases or redemptions of shares.

Selling Shares

Shares are redeemed at the NAV per share next determined after receipt of a redemption request by the transfer agent. The Trust, its administrator and distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Trust and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. A redemption request received by the transfer agent prior to close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), on a day the Portfolio is open for business, is effected on that day. A redemption request received after that time is effected on the next business day. Redemption proceeds usually will be wired to the sponsor or investment advisor managing your account within one business day after the redemption request is received, but may take up to three business days. Redemption proceeds that are paid in cash will be sent by wire only. The Portfolio may suspend the right of redemption or postpone the payment date at times when the NYSE is closed, or during certain other periods as permitted under the federal securities laws.

When BlackRock's management of a client's account (or provision of investment recommedations to the investment adviser responsible for the management of a client's account) terminates for any reason, such termination may result in the automatic redemption of shares of the Portfolio held by or on behalf of the investor. The liquidation of such shares will have tax consequences for the investor. Investors should carefully consider the potential impact of such liquidations and restrictions before selecting a managed account strategy that contemplates investment in the Portfolio. By purchasing shares of the Portfolio, each Eligible Investor agrees to any such redemption upon termination of BlackRock's involvement with the management of the account. The client or program sponsor will receive advance notice of any such redemption.

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Market Timing

The Board of Trustees of the Trust has determined that the interests of long-term shareholders and the Trust's ability to manage its investments may be adversely affected when shares are repeatedly bought or sold in response to short-term market fluctuations—also known as "market timing." The Portfolio is not designed for market timing organizations or other entities using programmed or frequent purchases and sales. Excessive purchase and sale activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Portfolio and its shareholders. For example, large flows of cash into and out of the Portfolio may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Portfolio's investment goal. Frequent trading may cause the Portfolio to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Portfolio's performance.

A Portfolio that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Portfolio's securities and the determination of the Portfolio's NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Portfolio shares at a price that does not reflect their true value. A similar risk exists for a Portfolio that invests in securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Trust will seek to eliminate these opportunities by using fair value pricing, as described in "What Price Per Share Will You Pay?" above.

Because the Portfolio is designed to be components of managed accounts that also invest, at the direction or recommendation of BlackRock, in individual securities and other investments, Portfolio shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new monies (including through dividend reinvestment) or to accommodate reductions in account size. The Portfolio is managed in a manner that is consistent with its role in managed accounts. Because all purchase and redemption orders are initiated by BlackRock (or other investment adviser responsible for the management of the client's account), managed account clients are not in a position to effect purchase and redemption orders and are, therefore, unable

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to directly trade in the Portfolio shares. The Board of Trustees of the Trust has adopted a market timing policy, pursuant to which BlackRock monitors the Portfolio's trading activity and has the ability to reject any purchase orders that it believes would be detrimental to the Portfolio or its shareholders. Additionally, the Portfolio reserves the right to refuse such purchase orders.

The Trust's Rights

The Trust may:

■  Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the section "Selling Shares" above;

■  Postpone date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or as described in the section "Selling Shares" above;

■  Redeem shares involuntarily in certain cases, such as if BlackRock no longer is involved with the management of your account, as described in more detail above; and

■  Redeem shares for property other than cash if conditions exist which make cash payments undesirable. The Trust does not intend to make an election to honor requests to pay in cash to the extent provided in Rule 18f-1 under the Investment Company Act. It is unlikely that shares would ever be redeemed for property other than cash. However, in consideration of the best interests of the remaining investors, the Portfolio reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by the Portfolio in lieu of cash. When shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Management

The investment adviser of the Portfolio is BlackRock Advisors, LLC (BlackRock Advisors). BlackRock Advisors was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock Advisors is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately

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$1.3 trillion of assets under management as of September 30, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc.

BlackRock Advisors does not charge the Portfolio an advisory fee, although investors in the Portfolio will pay a fee to BlackRock or their managed account program sponsor. BlackRock, BlackRock Advisors and their affiliates receive compensation from managed account clients or program sponsors in connection with their management of client accounts and participation in investment programs through which shares of the Portfolio are made available. A discussion regarding the basis for the Board of Trustees of the Trust approving the Trust's investment advisory contract is available in the Trust's semi-annual report to shareholders.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including, for these purposes, Merrill Lynch & Co., Inc., BlackRock, Inc., The PNC Financial Services Group, Inc. and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively with BlackRock, the Affiliates)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Trust and its shareholders. BlackRock provides investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Portfolio. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Trust. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in the global fixed income, currency, commodity, equity and other markets in which the Portfolio directly and indirectly invests. Thus, it is likely that the Portfolio will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and mutual funds that have investment objectives similar to those of the Portfolio and/or that engage in and compete

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for transactions in the same types of securities, currencies and instruments as the Portfolio. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Portfolio and may result in an Affiliate having positions that are adverse to those of the Portfolio. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Portfolio. As a result, an Affiliate may compete with the Portfolio for appropriate investment opportunities. The results of the Portfolio's investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Portfolio could sustain losses during periods in which one or more Affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Portfolio may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Portfolio. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolio. The Portfolio's activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Portfolio may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Portfolio also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Portfolio or who engage in transactions with or for the Portfolio. The Portfolio may also make brokerage and other payments to an Affiliate in connection with the Portfolio's portfolio investment transactions.

The activities of BlackRock or its Affiliates may give rise to other conflicts of interest that could disadvantage the Trust and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

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Dividends and Distributions

The Portfolio distributes substantially all of its net investment income to shareholders investing in the Portfolio in the form of dividends. An investment in Portfolio shares begins earning dividends on the shares the day after the Portfolio receives the related purchase payment. Dividends are declared daily and paid monthly on the last business day of the month. The Trust's Board of Trustees may change the timing of such dividend payments.

In addition, the Portfolio distributes net realized capital gains (including net short-term capital gains), if any, it earns from the sale of portfolio securities to shareholders investing in the Portfolio no less frequently than annually at a date determined by the Trust's Board of Trustees.

Distributions by the Portfolio of net investment income and net realized capital gains will be paid only in cash. Dividends and capital gain distributions will not be reinvested in additional Portfolio shares.

Taxation of Distributions

The discussion below and in the Statement of Additional Information provides general tax information related to an investment by a taxable U.S. investor in the common shares of the Portfolio. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns affecting the Portfolio and its shareholders (including shareholders owning a large position in the Portfolio), and the discussions set forth here and in the Statement of Additional Information do not constitute tax advice.

The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service retroactively or prospectively. Because tax laws are complex and often change, you should consult your tax advisor about the tax consequences of an investment in the Portfolio.

The Portfolio intends to elect to be treated and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). In order to so qualify, the Portfolio must satisfy income, diversification and distribution requirements. As a regulated investment company, the Portfolio will generally be exempt from federal income taxes on investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and

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net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders each year, provided it distributes at least 90% of the sum of its investment company taxable income and net tax-exempt income, if any, each year. The Portfolio will, however, be subject to federal income tax at regular corporate income tax rates on any investment company taxable income and net capital gain that it fails to distribute. However, the Portfolio will primarily invest its assets in municipal bonds the interest on which the management team believes is exempt from regular federal income tax. If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. If the Portfolio fails to distribute, by the close of each calendar year, at least an amount equal to the sum of 98% of its ordinary taxable income for such year and 98% of its net capital gain for the one year period ending October 31 in such year, plus certain undistributed amounts from previous years on which the Portfolio paid no federal income tax, it will be liable for a 4% excise tax on the undistributed amount of such income.

The Portfolio intends to pay most of its dividends as exempt-interest dividends, which means such dividends are exempt from regular federal income tax (but may be subject to the federal Alternative Minimum Tax). The state or municipality where you live may not charge you state and local taxes on dividends paid with respect to interest on obligations of such state or municipality. Otherwise, these dividends will generally be subject to state and local taxes.

Dividends paid with respect to interest on securities issued by the U.S. Government and its agencies may also be exempt from some types of state and local taxes.

Distributions by the Portfolio of investment company taxable income will be taxable to you as ordinary dividend income (to the extent of the current or accumulated earnings and profits of the Portfolio). Due to the Portfolio's expected investments, distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders and generally will not qualify for the reduced rate of tax for qualified

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dividend income allowed to individuals. Distributions of net capital gain realized by the Portfolio and distributed or credited to you will be taxable to you as long-term capital gain regardless of the length of time you have owned shares of the Portfolio.

Distributions by the Portfolio in excess of current and accumulated earnings and profits of the Portfolio will first reduce the adjusted tax basis of your shares and, after the adjusted tax basis is reduced to zero, will constitute capital gain to you (assuming the shares are held as capital assets).

When you sell shares of the Portfolio or have shares repurchased by the Portfolio, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you have held your shares for more than one year, or as a short-term capital gain or loss if you have held your shares for one year or less. However, if you have held your shares for six months or less, any loss you realize will be disallowed to the extent of any exempt-interest dividends received with respect to such shares and, if not disallowed, such loss will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received by you (including amounts credited as an undistributed capital gain dividend) with respect to such shares. Each January, you will be sent information on the tax status of any distribution made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax adviser concerning the effect income taxes may have on your individual investment.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Portfolio and its shareholders. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to the Portfolio and their shareholders can be found in the Statement of Additional Information that is incorporated by reference into the prospectus. Shareholders are urged to consult their tax advisors regarding specific questions of federal, state, local and foreign income or other taxes.

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Important Notice Regarding Delivery of Shareholder Documents

The Portfolio delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as "householding" and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800) 882-0052.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, Clients) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In

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addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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For more information:

This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Trust is available from your program sponsor, or upon request, including:

Annual/Semi-Annual Reports

These reports contain additional information about the Portfolio's investments, describe the Portfolio's performance, lists portfolio holdings and discuss recent market conditions, economic trends and Portfolio investment strategies that significantly affected the Portfolio's performance for the last fiscal year.

Statement of Additional Information (SAI)

A Statement of Additional Information dated January , 2008, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about BATS, may be obtained free of charge, along with the Trust's annual and semi-annual reports, by calling (800) 882-0052. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

Securities and Exchange Commission

You may also view and copy public information about the Trust, including the SAI, by visiting the EDGAR database on the SEC Web site (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549.

Portfolio Characteristics and Holdings

A description of the Trust's policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, you may call (800) 882-0052.

INVESTMENT COMPANY ACT FILE NO. 811-21457

Subject to Completion, Dated November 29, 2007

The information in this document is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This document is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION
BLACKROCK BOND ALLOCATION TARGET SHARES

This Statement of Additional Information provides supplementary information pertaining to shares representing interests in BATS: Series N Portfolio (the “Portfolio”) of BlackRock Bond Allocation Target Shares (“BATS” or the “Trust”).

This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the prospectus of the Trust relating to the Portfolio, dated January   , 2008, as amended from time to time (the “Prospectus”). The Prospectus may be obtained by calling toll-free (800) 882-0052.

This Statement of Additional Information is dated January   , 2008.

Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

THE TRUST

The Trust was organized as a Delaware statutory trust on March 5, 2003 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Amended and Restated Agreement and Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in five investment portfolios.

INVESTMENT POLICIES

The following supplements information contained in the Prospectus concerning the Portfolio’s investment policies. For a description of the objective and policies of the Portfolio, see “Primary Investment Strategies” in the Prospectus. To the extent that an investment strategy is discussed in this Statement of Additional Information but not in the Prospectus, such strategy is not a principal strategy of the Portfolio.

Additional Information on Portfolio Investments

Non-Diversified Status. The Portfolio is classified as a non-diversified portfolio under the 1940 Act. Investment returns on a non-diversified portfolio typically are dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. Because it can concentrate its investments in the obligations of a smaller number of issuers, the Portfolio may be more at risk than a more widely diversified fund to any single economic, political or regulatory event which harms one or more of these issuers.

Duration. The Portfolio is available solely to Eligible Investors (as described in the Prospectus). The Portfolio invests in a manner intended to assist BlackRock in achieving the duration or other goal for those clients and its assets, taken by themselves, may not necessarily have such duration.

Municipal Investments. The Portfolio will primarily invest its assets in obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political sub-divisions, agencies, instrumentalities and authorities and related tax-exempt derivative securities the interest on which is exempt from regular federal income tax (“Municipal Obligations”).

The two principal classifications of Municipal Obligations are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Revenue bonds issued by state or local agencies to finance the development of low-income, multi-family housing involve special risks in addition to those associated with municipal bonds generally, including that the underlying properties may not generate sufficient income to pay expenses and interest costs. Such bonds are generally non-recourse against the property owner, may be junior to the rights of others with an interest in the properties, may pay interest that changes based in part on the financial performance of the property, may be prepayable without penalty and may be used to finance the construction of housing developments which, until completed and rented, do not generate income to pay interest. Increases in interest rates payable on senior obligations may make it more difficult for issuers to meet payment obligations on subordinated bonds.

Also included within the general category of Municipal Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract (“lease obligations”) entered into by a state or political subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body’s unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the state or governmental body has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although “non appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult.

The amount of information regarding the financial condition of issuers of Municipal Obligations may be less extensive than the information for public corporations, and the secondary market for Municipal Obligations may be less liquid than that for taxable obligations. Accordingly, the ability of the Portfolio to buy and sell Municipal Obligations may, at any particular time and with respect to any particular securities, be limited. In addition, Municipal Obligations purchased by the Portfolio include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and non-U.S. banks, as well as other financial institutions. Changes in the credit quality of these institutions could cause loss to the Portfolio and affect its share price.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal and state income tax are rendered by counsel to the respective issuers and sponsors of the obligations at the time of issuance. The Trust and its service providers will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the bases for such opinions.

Private Activity Bonds (“PABs”). PABs are, in most cases, tax-exempt securities issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. PABs generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should understand that repayment of such bonds generally depends on the revenues of a private entity and be aware of the risks that such an investment may entail. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.

Municipal Notes. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, repayment on the note may be delayed or the note may not be fully repaid, and the Portfolio may lose money.

Municipal Commercial Paper. Municipal commercial paper is generally unsecured and issued to meet short-term financing needs. The lack of security presents some risk of loss to the Portfolio since, in the event of an issuer’s bankruptcy, unsecured creditors are repaid only after the secured creditors out of the assets, if any, that remain.

Yields. Yields on Municipal Obligations are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the financial condition of the issuer, the maturity of the obligation and the rating of the issue. The ability of the Portfolio to achieve its investment objective is also dependent on the continuing ability of the issuers of the securities in which the Portfolio invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in holding Municipal Obligations, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of owners of Municipal Obligations and the obligations of the issuer of such Municipal Obligations may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally and to general equitable principles, which may limit the enforcement of certain remedies.

Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs. VRDOs are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and a right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. Participating VRDOs provide a portfolio with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution that issued the participation interest upon a specified number of days notice, not to exceed seven days. In addition, the Participating VRDO is backed by an irrevocable letter of credit or guaranty of the financial institution. The Portfolio would have an undivided interest in the underlying obligation and thus participate on the same basis as the financial institution in such obligation except that the financial institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

There is the possibility that because of default or insolvency the demand feature of VRDOs and Participating VRDOs may not be honored. The interest rates are adjustable at intervals (ranging from daily to up to one year) to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market rate of the VRDOs at approximately the par value of the VRDOs on the adjustment date. The adjustments typically are based upon the Public Securities Association Index or some other appropriate interest rate adjustment index. The Portfolio has been advised by counsel that they should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations. It is not contemplated that the Portfolio will invest more than a limited amount of its total assets in Participating VRDOs.

Because of the interest rate adjustment formula on VRDOs (including Participating VRDOs), VRDOs are not comparable to fixed rate securities. During periods of declining interest rates, the Portfolio’s yield on a VRDO will decrease and its shareholders will forego the opportunity for capital appreciation. During periods of rising interest rates, however, the Portfolio’s yield on a VRDO will increase and the Portfolio’s shareholders will have a reduced risk of capital depreciation.

VRDOs that contain a right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed to be illiquid securities. A VRDO with a demand notice period exceeding seven days will therefore be subject to the Portfolio’s restriction on illiquid investments unless, in the judgment of the Board of Trustees such VRDO is liquid. The Board of Trustees may adopt guidelines and delegate to the adviser the daily function of determining and monitoring liquidity of such VRDOs. The Board of Trustees, however, will retain sufficient oversight and will be ultimately responsible for such determinations.

Transactions in Financial Futures Contracts. The Portfolio may deal in financial futures contracts based on a long-term municipal bond index developed by the Chicago Board of Trade (“CBT”) and The Bond Buyer (the “Municipal Bond Index”). The Municipal Bond Index is comprised of 40 tax-exempt municipal revenue and general obligation bonds. Each bond included in the Municipal Bond Index must be rated A or higher by Moody’s or S&P and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues are deleted from, the Municipal Bond Index. The value of the Municipal Bond Index is computed daily according to a formula based on the price of each bond in the Municipal Bond Index, as evaluated by six dealer-to-dealer brokers.

The Municipal Bond Index futures contract is traded only on the CBT. Like other contract markets, the CBT assures performance under futures contracts through a clearing corporation, a nonprofit organization managed by the exchange membership that is also responsible for handling daily accounting of deposits or withdrawals of margin. The particular municipal bonds comprising the index underlying the Municipal Bond Index financial futures contract may vary from the bonds held by the Portfolio. As a result, the Portfolio’s ability to hedge effectively all or a portion of the value of its Municipal Obligations through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the Municipal Obligations held by the Portfolio. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of the Portfolio’s investments as compared to those comprising the Municipal Bond Index and general economic or political factors. In addition, the correlation between movements in the value of the Municipal Bond Index may be subject to change over time as additions to and deletions from the Municipal Bond Index alter its structure. The correlation between futures contracts on U.S. Government securities and the Municipal Obligations held by the Portfolio may be adversely affected by similar factors and the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of Municipal Obligations held by the Portfolio may be greater. Municipal Bond Index futures contracts were approved for trading in 1986. Trading in such futures contracts may tend to be less liquid than trading in other futures contracts. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

Call Rights. The Portfolio may purchase a Municipal Security issuer’s right to call all or a portion of such Municipal Security for mandatory tender for purchase (a “Call Right”). A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of related Municipal Obligations, subject to certain conditions. A Call Right that is not exercised prior to maturity of the related Municipal Security will expire without value. The economic effect of holding both the Call Right and the related Municipal Security is identical to holding a

Municipal Security as a non-callable security. Certain investments in such obligations may be illiquid.

Municipal Interest Rate Swap Transactions. In order to hedge the value of the Portfolio against interest rate fluctuations or to enhance the Portfolio’s income, the Portfolio may enter into interest rate swap transactions such as Municipal Market Data AAA Cash Curve swaps (“MMD Swaps”) or Bond Market Association Municipal Swap Index swaps (“BMA Swaps”). To the extent that the Portfolio enters into these transactions, the Portfolio expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions primarily as a hedge rather than as a speculative investment.

However, the Portfolio also may invest in MMD Swaps and BMA Swaps to enhance income or gain or to increase the Portfolio’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).

The Portfolio may purchase and sell BMA Swaps in the BMA swap market. In a BMA Swap, the Portfolio exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments linked to the Bond Market Association Municipal Swap Index). Because the underlying index is a tax-exempt index, BMA Swaps may reduce cross-market risks incurred by the Portfolio and increase the Portfolio’s ability to hedge effectively. BMA Swaps are typically quoted for the entire yield curve, beginning with a seven day floating rate index out to 30 years. The duration of a BMA Swap is approximately equal to the duration of a fixed-rate Municipal Security with the same attributes as the swap (e.g., coupon, maturity, call feature).

The Portfolio may also purchase and sell MMD Swaps, also known as MMD rate locks. An MMD Swap permits the Portfolio to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Swap, the Portfolio can create a synthetic long or short position, allowing the Portfolio to select the most attractive part of the yield curve. An MMD Swap is a contract between the Portfolio and an MMD Swap provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if the Portfolio buys an MMD Swap and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Portfolio equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Portfolio will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract.

In connection with investments in BMA and MMD Swaps, there is a risk that municipal yields will move in the opposite direction than anticipated by the Portfolio, which would cause the Portfolio to make payments to its counterparty in the transaction that could adversely affect the Portfolio’s performance. The Portfolio has no obligation to enter into BMA or MMD Swaps and may not do so. The net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio.

Non-U.S. Investments. The Portfolio may invest in non-U.S. securities, including securities from issuers located in emerging market countries. Investing in non-U.S. securities involves risks not typically associated with investing in securities of companies organized and operated in the United States. Because non-U.S. securities generally are denominated and pay dividends or interest in non-U.S. currencies, the value of a portfolio that invests in non-U.S. securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. The Portfolio’s investments in non-U.S. securities may also be adversely affected by changes in non-U.S. political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Portfolio’s operations. In general, less information is publicly available with respect to non-U.S. issuers than is available with respect to U.S. companies. Most non-U.S. companies are also not subject to the same accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on non-U.S. stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio’s non-U.S. investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in non-U.S. countries.

The Portfolio may invest its assets in countries with emerging economies or securities markets. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Portfolio of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

Investments in non-dollar denominated securities, including security from issuers located in emerging market countries, may be on either a currency hedged or unhedged basis, and the Portfolio may hold from time to time various non-U.S. currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, the Portfolio may engage in non-U.S. currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio’s performance. These investments and transactions involving non-U.S. securities, currencies, options (including options that relate to non-U.S. currencies), futures, hedging and cross-hedging are described below under “Interest Rate Swaps, Floors, Caps, Currency Swaps and Swaptions” and “Options and Futures Contracts.”

Brady Bonds. The Portfolio’s emerging market debt securities may include emerging market governmental debt obligations commonly referred to as Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18- month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors described above associated with investing in non-U.S. securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings. A significant amount of the Brady Bonds that the Portfolio may purchase have no or limited collateralization, and the Portfolio will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the non-U.S. government to make payment in accordance with the terms of the Brady Bonds. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Portfolio may invest are likely to be acquired at a discount. There can be no assurance that Brady Bonds acquired by the Portfolio will not be subject to restructuring arrangements or to requests for new credit, which may cause Portfolio to suffer a loss of interest or principal on any of its holdings.

ADRs, EDRs and GDRs. The Portfolio may invest in both sponsored and unsponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a non- U.S. corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described under “Non-U.S. Investments.”

Repurchase Agreements. The Portfolio may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

The Portfolio may enter into “tri-party” repurchase agreements. In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Portfolio and its counterparties, and therefore, the Portfolio may be subject to the credit risk of those custodians.

The repurchase price under the repurchase agreements generally equals the price paid by the Portfolio involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). The financial institutions with which the Portfolio may enter into repurchase agreements will be banks and non-bank dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio’s investment advisor. The Portfolio’s investment advisor will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). The accrued premium is the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio’s investment advisor will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Trust’s custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Portfolio will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Portfolio’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Portfolio may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

Reverse Repurchase Agreements and Other Borrowings. The Portfolio is authorized to borrow money from banks. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio’s outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio’s securities. Borrowings may be made by the Portfolio through reverse repurchase agreements under which the Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. Such agreements are considered to be borrowings under the 1940 Act. The Portfolio will use the proceeds of reverse repurchase agreements to purchase additional securities within the Portfolio’s guidelines. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the investment advisor will designate liquid assets on its books and records in an amount equal to the amount of the Portfolio’s commitments. The Portfolio will not borrow any money if after giving effect to the borrowing its total borrowings will exceed, in the aggregate, 33 1/3% of the value of its total assets.

Tender Option Bonds. The Portfolio may invest in residual interest municipal tender option bonds, which are derivative interests in Municipal Obligations. The residual interest municipal tender option bonds in which the Portfolio will invest pay interest or income that, in the opinion of counsel to the issuer, is exempt from regular federal income tax. BlackRock will not conduct its own analysis of the tax status of the interest or income paid by residual interest municipal tender option bonds held by the Portfolio, but will rely on the opinion of counsel to the issuer. Although volatile, these residual interests typically offer the potential for yields exceeding the yields available on fixed rate Municipal Obligations with comparable credit quality, coupon, call provisions and maturity. The Portfolio may invest in residual interests for the purpose of using economic leverage.

Residual interest municipal tender option bonds represent beneficial interests in a special purpose trust formed by a third party sponsor for the purpose of holding Municipal Obligations purchased from the Portfolio or from another third party. The special purpose trust typically sells two classes of beneficial interests: short-term floating rate interests (sometimes known as “put bonds” or “puttable securities”), which are sold to third party investors, and residual interests, which the Portfolio would purchase. The short-term floating rate interests have first priority on the cash flow from the Municipal Obligations. The Portfolio is paid the residual cash flow from the special purpose trust. If the Portfolio is the initial seller of the Municipal Obligations to the special purpose trust, it receives the proceeds from the sale of the floating rate interests in the special purpose trust, less certain transaction costs. These proceeds generally would be used by the Portfolio to purchase additional Municipal Obligations or other permitted investments. If the Portfolio ever purchases all or a portion of the short-term floating rate securities sold by the special purpose trust, it may surrender those short-term floating rate securities together with a proportionate amount of residual interests to the trustee of the special purpose trust in exchange for a proportionate amount of the Municipal Obligations owned by the special purpose trust. In addition, all voting rights and decisions to be made with respect to any other rights relating to the Municipal Obligations held in the special purpose trust are passed through to the Portfolio, as the holder of the residual interests.

The Portfolio may invest in highly leveraged residual interest municipal tender option bonds. A residual interest municipal tender option bond generally is considered highly leveraged if the principal amount of the short-term floating rate interests issued by the related tender option bond trust exceeds 50% of the principal amount of the Municipal Obligations owned by the tender option bond trust.

The sponsor of a highly leveraged tender option bond trust generally will retain a liquidity provider that stands ready to purchase the short-term floating rate interests at their original purchase price upon the occurrence of certain events, such as on a certain date prior to the scheduled expiration date of the transaction, upon a certain percentage of the floating rate interests failing to be remarketed in a timely fashion, upon the bonds owned by the tender option bond trust being downgraded (but not below investment grade or upon the occurrence of a bankruptcy event with respect to the issuer of the Municipal Obligations) or upon the occurrence of certain regulatory or tax events. However, the liquidity provider is not required to purchase the floating rate interests upon the occurrence of certain other events, including upon the downgrading of the Municipal Obligations owned by the tender option bond trust below investment grade or certain events that indicate the issuer of the bonds may be entering bankruptcy. The general effect of these provisions is to pass to the holders of the floating rate interests the most severe credit risks associated with the Municipal Obligations owned by the tender option bond trust and to leave with the liquidity provider the interest rate risk and certain other risks associated with the Municipal Obligations.

If the liquidity provider acquires the floating rate interests upon the occurrence of an event described above, the liquidity provider generally will be entitled to an in-kind distribution of the Municipal Obligations owned by the tender option bond trust or to cause the tender option bond trust to sell the bonds and distribute the proceeds to the liquidity provider. The liquidity provider generally will enter into an agreement with the Portfolio that will require the Portfolio to make a payment to the liquidity provider in an amount equal to any loss suffered by the liquidity provider in connection with the foregoing transactions. The net economic effect of this agreement and these transactions is as if the Portfolio had entered into a special type of reverse repurchase agreement with the sponsor of the tender option bond trust, pursuant to which the Portfolio is required to repurchase the Municipal Obligations it sells to the sponsor only upon the occurrence of certain events (such as a failed remarketing of the floating rate interests—most likely due to an adverse change in interest rates) but not others (such as a default of the Municipal Obligations). In order to cover any potential obligation of the Portfolio to the liquidity provider pursuant to this agreement, the Portfolio may designate on its books and records liquid instruments having a value not less than the amount, if any, by which the original purchase price of the floating rate interests issued by the related tender option bond trust exceeds the market value of the Municipal Obligations owned by the tender option bond trust.

The Portfolio may also invest in the short-term floating rate interest tender option bonds. The remarketing agent for the special purpose trust sets a floating or variable rate on typically a weekly basis. These securities grant the Portfolio the right to require the issuer or a specified third party acting as agent for the issuer (e.g., a tender agent) to purchase the bonds, usually at par, at a certain time or times prior to maturity or upon the occurrence of specified events or conditions. The put option or tender option right is typically available to the investor on a periodic (e.g., daily, weekly or monthly) basis. Typically, the put option is exercisable on dates on which the floating or variable rate changes.

Investments in residual interest and floating rate interest tender option bonds may be considered derivatives and are subject to the risk thereof, including counterparty risk, interest rate risk and volatility.

Variable and Floating Rate Instruments. The Portfolio may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolio may invest its assets in leveraged inverse floating rate debt instruments (“inverse floaters”). The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or index to which it is related. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest, and is subject to many of the same risks as derivatives. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. To seek to limit the volatility of these securities, the Portfolio may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. BlackRock believes that indexed and inverse floating obligations represent flexible portfolio management instruments for the Portfolio that allow the Portfolio to seek potential investment rewards, hedge other portfolio positions or vary the degree of investment leverage relatively efficiently under different market conditions. The Portfolio may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, the Portfolio may be required to pay substantial additional margin to maintain the position.

With respect to purchasable variable and floating rate instruments, the investment adviser will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolio to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

Bank Loans. Bank loans are generally non-investment grade floating rate instruments. Usually, they are freely callable at the issuer’s option. The Portfolio may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporate borrower or a non-U.S. sovereign entity and one or more financial institutions (“Lenders”). The Portfolio may invest in such Loans in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans from third parties (“Assignments”). The Portfolio considers these investments to be investments in debt securities for purposes of its investment policies. Participations typically will result in the Portfolio having a contractual relationship only with the Lender, not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loans, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Portfolio’s investment adviser to be creditworthy. When the Portfolio purchases Assignments from Lenders, the Portfolio will acquire direct rights against the borrower on the Loan, and will not have exposure to a counterparty’s credit risk. The Portfolio may enter into Participations and Assignments on a forward commitment or “when-issued” basis, whereby the Portfolio would agree to purchase a Participation or Assignment at set terms in the future. For more information on forward commitments and when-issued securities, see “When-Issued Purchases and Forward Commitments” below.

The Portfolio may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Portfolio anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Portfolio’s ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Assignments and Participations will not be considered illiquid so long as it is determined by the Portfolio’s investment adviser that an adequate trading market exists for these securities. To the extent that liquid Assignments and Participations that the Portfolio holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Portfolio’s assets invested in illiquid assets would increase.

Preferred Securities. The Portfolio may invest in preferred securities. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Trust Preferred Securities. The Portfolio may invest in trust preferred securities. Trust preferred securities are a comparatively new asset class. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Trust preferred securities have some of the key characteristics of equity and became popular because they could be treated as preferred equity for accounting purposes. However, trust preferred securities are no longer treated as equity and are rarely issued in the current environment.

Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS(r)”); monthly income preferred securities (“MIPS(r)”); quarterly income bond securities (“QUIBS(r)”); quarterly income debt securities (“QUIDS(r)”); quarterly income preferred securities (“QUIPS/sm/”); corporate trust securities (“CORTS(r)”); public income notes (“PINES(r)”); and other trust preferred securities.

Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.

Convertible Securities. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Dollar Roll Transactions. To take advantage of attractive opportunities and to enhance current income, the Portfolio may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. This use of dollar rolls may be regarded as leveraging and, therefore, speculative. If the income earned from the investment of the proceeds of the transaction does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time the Portfolio enters into a dollar roll transaction, the investment advisor will designate liquid assets on its books and records in an amount equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained.

Dollar roll transactions involve the risk that the market value of the securities the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfolio sells securities becomes insolvent, the Portfolio’s right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon the investment advisor’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

Liquidity Management. As a temporary defensive measure if its investment advisor determines that market conditions warrant, the Portfolio may invest without limitation in high quality money market instruments. During the course of its normal operations, the Portfolio may also invest in high quality money market instruments pending investment or to meet anticipated redemption requests. High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of non-U.S. issuers, bank obligations, including U.S. subsidiaries and branches of non-U.S. banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement.

Money Market Obligations of Domestic Banks, Non-U.S. Banks and Non-U.S. Branches of U.S. Banks. The Portfolio may purchase bank obligations, such as certificates of deposit, notes, bankers’ acceptances and time deposits, including instruments issued or supported by the credit of U.S. or non-U.S. banks or savings institutions having total assets at the time of purchase in excess of $1 billion. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The assets of a bank or savings institution will be deemed to include the assets of its domestic and non-U.S. branches for purposes of the Portfolio’s investment policies. Investments in short-term bank obligations may include obligations of non-U.S. banks and domestic branches of non-U.S. banks, and also non-U.S. branches of domestic banks.

Corporate and Bank Obligations. The Portfolio may invest in debt obligations of domestic or non-U.S. corporations and banks. Bank obligations may include certificates of deposit, notes, bankers’ acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of their respective total assets.

Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Mortgage-Related and Asset-Backed Securities. The Portfolio may make investments in residential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Portfolio has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) include Ginnie Maes, which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs, which are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank, are supported by the right of the issuer to borrow from the Treasury. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC generally does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. FHLMC “Gold” PCs are guaranteed as to timely payment of interest and principal by FHLMC and represent 100% of the current fixed-rate production of the majority of FHLMC fixed-rate securities outstanding.

CMOs and REMICs. In general, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduit pass-through or participation certificates (“REMICs”) are debt obligations of a legal entity that are collateralized by, or represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in CMOs and REMICs, which are known as “regular” interests or “residual” interests. The residual in a CMO or REMIC structure generally represents the interest in any excess cash flow or tax liability remaining after making required payments of principal of and interest on the CMOs or REMICs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, “regular” CMO and REMIC interests. The markets for CMOs and REMICs may be more illiquid than those of other securities.

Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate, bears a different stated maturity date and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full. Additional structures of CMOs or REMIC Certificates include, among others, “parallel pay” CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class. A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches (often called “supports” or “companion” tranches) tend to have market prices and yields that are much more volatile than the PAC classes.

FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on PCs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain PCs, referred to as “Gold PCs.”

Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission (“SEC”), and a Portfolio may invest in the securities of such issuers without the limitations imposed by the 1940 Act on investments by a Portfolio in other investment companies. In addition, in reliance on an earlier SEC interpretation, a Portfolio’s investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC’s interpretation, these CMOs must be unmanaged, fixed asset issuers, that: (1) invest primarily in mortgage-backed securities; (2) do not issue redeemable securities; (3) operate under general exemptive orders exempting them from all provisions of the 1940 Act; and (4) are not registered or regulated under the 1940 Act as investment companies. To the extent that a Portfolio selects CMOs that cannot rely on the rule or do not meet the above requirements, the Portfolio generally may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

The average life of a mortgage-related instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances an investor may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exception therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Portfolio’s limitations on investment in illiquid securities. The Portfolio does not currently intend to purchase residual interests.

SBMS. Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structures with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and the remainder of the principal. In the most extreme case, one class will receive all the interest (the “IO” class) while the other class will receive all of the principal (the “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers and dealers, these securities were developed fairly recently. As a result, established trading markets have not developed. Accordingly these securities may be deemed “illiquid” and subject to Portfolio’s limitations on investment in illiquid securities.

The Portfolio may from time to time purchase in the secondary market certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) or Midland Loan Services, Inc. (“Midland”) (or Sears Mortgage if PNC Mortgage succeeded to rights and duties of Sears Mortgage) or mortgage-related securities containing loans or mortgages originated by PNC Bank or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or their affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. Such companies are affiliates of BlackRock.

Interest Rate and Extension Risk. The value of fixed income securities in the Portfolio can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities. The Portfolio is not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of the Portfolio’s assets will vary.

During periods of rising interest rates, the average life of certain fixed income securities is extended because of slower than expected principal payments. This may lock in a below-market interest rate and extend the duration of these fixed-income securities, especially mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility and lose value. This is known as extension risk. Although the Portfolio’s investment adviser will normally attempt to structure the Portfolio to have a comparable duration to its benchmark as stated in the Prospectus, there can be no assurance that it will be able to do so at all times.

U.S. Government Obligations. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. Others are supported by the right of the issuer to borrow from the U.S. Treasury; and still others are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts (“TIGRs”) and certificates of accrual on Treasury certificates (“CATs”)). These certificates, as well as Treasury receipts and other stripped securities, represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government obligations. These instruments are issued at a discount to their “face value” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Examples of the types of U.S. Government obligations that may be held by the Portfolio include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks System, Maritime Administration, Tennessee Valley Authority and Washington D.C. Armory Board. The Portfolio may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such instruments as obligations of the GNMA, FNMA and FHLMC.

Supranational Organization Obligations. The Portfolio may purchase debt securities of supranational organizations such as the World Bank, which are chartered to promote economic development. Additional examples of such entities include the Asian Development Bank and the Inter-American Development Bank. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Portfolio may lose money on such investments.

Lease Obligations. The Portfolio may hold participation certificates in a lease, an installment purchase contract, or a conditional sales contract (“lease obligations”).

The investment adviser will monitor the credit standing of each borrower and each entity providing credit support and/or a put option relating to lease obligations. In determining whether a lease obligation is liquid, the investment adviser will consider, among other factors, the following: (i) whether the lease can be cancelled; (ii) the degree of assurance that assets represented by the lease could be sold; (iii) the strength of the lessee’s general credit (e.g., its debt, administrative, economic and financial characteristics); (iv) in the case of a municipal lease, the likelihood that the municipality would discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an “event of nonappropriation”); (v) legal recourse in the event of failure to appropriate; (vi) whether the security is backed by a credit enhancement such as insurance; and (vii) any limitations which are imposed on the lease obligor’s ability to utilize substitute property or services other than those covered by the lease obligation.

Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Portfolio, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Portfolio. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Portfolio could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and the Portfolio may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Trust might take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Portfolio’s operating expenses and adversely affect the net asset value of the Portfolio. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Portfolio would not have the right to take possession of the assets. Any income derived from the Portfolio’s ownership or operation of such assets may not be tax-exempt. In addition, the Portfolio’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended, may limit the extent to which the Portfolio may exercise its rights by taking possession of such assets, because as a regulated investment company the Portfolio is subject to certain limitations on its investments and on the nature of its income.

Commercial Paper. The Portfolio may purchase commercial paper rated (at the time of purchase) “A-1” by S&P or “Prime-1” by Moody’s or, when deemed advisable by the Portfolio’s investment adviser, “high quality” issues rated “A-2”, “Prime-2” or “F-2” by S&P, Moody’s or Fitch, respectively. These ratings symbols are described in Appendix A.

Commercial paper purchasable by the Portfolio includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Trust through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933.

Investment Grade Debt Obligations. The Portfolio may invest in “investment grade securities,” which are securities rated in the four highest rating categories of an NRSRO or deemed to be of equivalent quality by the Portfolio’s investment adviser. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., “Baa” by Moody’s or “BBB” by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. If an investment grade security of the Portfolio is subsequently downgraded below investment grade, the Portfolio’s investment adviser will consider such an event in determining whether the Portfolio should continue to hold the security. Subject to its investment strategies, there is no limit on the amount of such downgraded securities the Portfolio may hold, although under normal market conditions the investment adviser does not expect to hold these securities to a material extent.

See Appendix A to this Statement of Additional Information for a description of applicable securities ratings.

Non-Investment Grade Securities. The Portfolio may invest in non-investment grade or “high yield” fixed income or convertible securities commonly known to investors as “junk bonds.”

High yield securities are bonds that are issued by a company whose credit rating (based on rating agencies’ evaluation of the likelihood of repayment) necessitates offering a higher coupon and yield on its issues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of recognized rating agencies (rated “Ba” or lower by Moody’s or “BB” or lower by S&P) or will be non-rated. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.

While the market values of high yield securities tend to react less to fluctuations in interest rates than do those of higher rated securities, the values of high yield securities often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The companies are often highly leveraged (have a significant amount of debt relative to shareholders’ equity) and may not have available to them more traditional financing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield securities are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Portfolio’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield securities may experience financial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Portfolio’s net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Portfolio defaulted, the Portfolio may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, the Portfolio may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. An illiquid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Portfolio’s assets. Market quotations on high yield securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect the Portfolio’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in the past.

When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Portfolio’s securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market, in combination with the relative youth and growth of the market for such securities, also may affect the ability of the Portfolio to dispose of such securities at a desirable price. Additionally, if the secondary markets for high yield securities contract due to adverse economic conditions or for other reasons, certain of the Portfolio’s liquid securities may become illiquid and the proportion of the Portfolio’s assets invested in illiquid securities may significantly increase.

High yield securities frequently have redemption features that permit an issuer to repurchase the security from the Portfolio before it matures. If an issuer redeems the high yield securities, the Portfolio may have to invest the proceeds in bonds with lower yields and may lose income.

The rating assigned by a rating agency evaluates the safety of a non-investment grade security’s principal and interest payments, but does not address market value risk. Because such ratings of the ratings agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the investment adviser performs its own analysis of the issuers whose non-investment grade securities the Portfolio holds. Because of this, the Portfolio’s performance may depend more on the investment adviser’s own credit analysis than in the case of mutual funds investing in higher-rated securities. For a description of these ratings, see Appendix A to this Statement of Additional Information.

In selecting non-investment grade securities, the investment adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Portfolio. The investment adviser continuously monitors the issuers of non-investment grade securities held by the Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests. If a security’s rating is reduced below the minimum credit rating that is permitted for the Portfolio, the Portfolio’s investment adviser will consider whether the Portfolio should continue to hold the security.

In the event that the Portfolio investing in high yield securities experiences an unexpected level of net redemptions, the Portfolio could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Portfolio’s rate of return is based.

The costs attributable to investing in the high yield markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.

While such debt will likely have some quality and protective characteristics, those are outweighed by large uncertainties or major risk exposure to adverse conditions.

Pay-in-kind Bonds. The Portfolio may invest in Pay-in-kind, or PIK, bonds. PIK bonds are bonds which pay interest through the issuance of additional debt or equity securities. Similar to zero coupon obligations, pay-in-kind bonds also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Portfolio may obtain no return at all on its investment. The market price of pay-in-kind bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash. Additionally, current federal tax law requires the holder of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, the Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Mezzanine Investments. The Portfolio may invest in certain high yield securities known as mezzanine investments, which are subordinated debt securities which are generally issued in private placements in connection with an equity security (e.g., with attached warrants). Such mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.

Collateralized Bond Obligations. The Portfolio may invest in collateralized bond obligations (“CBOs”), which are structured products backed by a diversified pool of high yield public or private fixed income securities. In addition, the Portfolio may invest in CBOs to the extent that the securities underlying the CBO meet the credit quality requirements of the Portfolio. The pool of securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool.

When-Issued Purchases and Forward Commitments. The Portfolio may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment,” including “TBA” (to be announced) basis. These transactions involve a commitment by the Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.

When the Portfolio agrees to purchase securities on this basis, the investment adviser will designate liquid assets on its books and records in an amount equal to the amount of the Portfolio’s commitments to the extent required by SEC guidelines. It may be expected that the market value of the Portfolio’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

If deemed advisable as a matter of investment strategy, the Portfolio may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss.

When the Portfolio engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Warrants to Purchase. The Portfolio may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that the Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrants’ expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Derivatives. The Portfolio may use instruments referred to as derivative securities (“derivatives”). Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow the Portfolio to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. The Portfolio may use derivatives for hedging purposes. The Portfolio may also use derivatives for speculative purposes to seek to enhance returns. The use of a derivative is speculative if the Portfolio is primarily seeking to achieve gains, rather than offset the risk of other positions. When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Hedging. Hedging is a strategy in which a derivative is used to offset the risks associated with other Portfolio holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves correlation risk, i.e. the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Portfolio, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on the Portfolio’s ability to hedge effectively its portfolio. There is also a risk of loss by the Portfolio of margin deposits or collateral in the event of bankruptcy of a broker with whom the Portfolio has an open position in an option, a futures contract or a related option. There can be no assurance that the Portfolio’s hedging strategies will be effective. The Portfolio is not required to engage in hedging transactions and the Portfolio may choose not to do so.

Options and Futures Contracts. To the extent consistent with its investment goal, the Portfolio may write (i.e., sell) covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securities or securities indices, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. While the Portfolio will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its total assets at the time of purchase, and will not write options on more than 25% of the value of its total assets (measured at the time an option is written), there is no limit on the amount of the Portfolio’s assets that can be put at risk through the use of options. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment goal, the Portfolio may also invest in futures contracts and options on futures contracts (interest rate futures contracts or index futures contracts, as applicable). These instruments are described in Appendix B to this Statement of Additional Information. The notional value of the Portfolio’s contracts may equal or exceed 100% of its net assets, although the Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets. There is no limit on the amount of the Portfolio’s assets that can be put at risk through the use of futures contracts. Futures contracts obligate the Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a non-U.S. currency. The Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. The Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

The Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with the Portfolio’s position in a futures contract or related option, the investment advisor will designate liquid assets on its books and records in an amount equal to the amount of the Portfolio’s commitments or will otherwise cover its position in accordance with applicable SEC requirements. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Portfolio management team’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

While the Trust has filed a notice with the Commodity Futures Trading Commission (the “CFTC”), it is not subject to any CFTC-imposed restrictions on trading in futures contracts or options thereon. The Trust is, however, subject to other CFTC rules such as the general antifraud provisions, prohibitions on manipulation and trade reporting requirements.

Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. The Portfolio will write call options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are designated on the Trust’s books and records in an amount equal to the amount of the Portfolio’s commitments to the extent required by SEC guidelines) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Portfolio maintains with its custodian liquid assets equal to the contract value. A call option is also covered if the Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets designated on the Trust’s books and records.

When the Portfolio purchases an option, the premium paid by it is recorded as an asset of the Portfolio. When a Portfolio writes a put option, in return for receipt of the premium, it assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. When the Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by the Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss. There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchange could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Securities Lending. The Portfolio may seek additional income by lending securities on a short-term basis. Voting rights may pass with the lending of securities. The trustees of the Trust will call loans of securities to vote proxies or otherwise obtain rights to vote or consent if a material event affecting the investment occurs. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

The Portfolio would continue to accrue interest on loaned securities and would also earn income on investment collateral for such loans. Any cash collateral received by the Portfolio in connection with such loans may be invested in a broad range of high quality, U.S. dollar-denominated money market instruments that meet the restrictions applicable to money market funds. Specifically, cash collateral may be invested in any of the following instruments: (a) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts; (b) “first tier” quality commercial paper and other obligations issued or guaranteed by U.S. and non-U.S. corporations and other issuers rated (at the time of purchase) in the highest rating category by at least two NRSROs, or one if only rated by one NRSRO; (c) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or non-U.S. banks or savings institutions with total assets in excess of $1 billion (including obligations of non-U.S. branches of such banks) (i.e., CDs, BA and time deposits); (d) repurchase agreements relating to the above instruments, as well as corporate debt; and (e) unaffiliated and, to the extent permitted by SEC guidelines, affiliated money market funds. Any such investments must be rated “first tier” and must have a maturity of 397 days or less from the date of purchase.

Interest Rate Swaps, Floors, Caps, Currency Swaps and Swaptions. The Portfolio may enter into interest rate swaps, may purchase or sell interest rate caps and floors and may enter into options on swap agreements (“swaptions”). The Portfolio may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securities a Portfolio anticipates purchasing at a later date. They may also be used for speculation to increase returns.

The Portfolio may enter into interest rate swaps, caps, floors and swaptions on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; and interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”.

The Portfolio will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Portfolio may write (sell) and purchase put and call swaptions.

Whether the Portfolio’s use of swap agreements or swaptions will be successful in furthering their investment objectives will depend on the advisor’s ability to predict correctly whether certain types of investments are likely to product greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are less liquid than swaps.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, the Portfolio will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Portfolio writes a swaption, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

The Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate or currency swap or swaption on a daily basis and its adviser or sub-adviser will designate liquid assets on its books and records in an amount having an aggregate net asset value at least equal to the accrued excess to the extent required by SEC guidelines. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

In order to protect against currency rate fluctuations, the Portfolio also may enter into currency swaps. Currency swaps involve the exchange of the rights of the Portfolio and another party to make or receive payments in specified currencies.

Credit Default Swaps. To the extent consistent with their investment strategies, the Portfolio may, for hedging or leveraging purposes, make use of credit default swaps, which are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The use of credit default swaps may be limited by the Portfolio’s limitations on illiquid investments. When used for hedging purposes, the Portfolio would be the buyer of a credit default swap contract. In that case, the Portfolio would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or non-U.S. issuer, on the debt obligation. In return, the Portfolio would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Stand-by Commitments. Stand-by commitment agreements commit the Portfolio, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to the Portfolio at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Portfolio will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Portfolio. The Portfolio will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of the Portfolio’s other illiquid investments, will not exceed 15% of its net assets taken at the time of the commitment. The Portfolio segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a stand-by commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period. The purchase of a security subject to a stand-by commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Portfolio’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the stand-by commitment.

Under a stand-by commitment for a Municipal Obligation, a dealer agrees to purchase at the Portfolio’s option a specified Municipal Obligation at a specified price. Stand-by commitments for Municipal Obligations may be exercisable by the Portfolio at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved. It is expected that such stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolio may pay for such a stand-by commitment either separately in cash or by paying a higher price for Municipal Obligations which are acquired subject to the commitment for Municipal Obligations (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments for Municipal Obligations held by the Portfolio will not exceed 1/2 of 1% of the value of the Portfolio’s total assets calculated immediately after each stand-by commitment is acquired.

Stand-by commitments will only be entered into with dealers, banks and broker-dealers which, in the investment adviser’s opinion, present minimal credit risks. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and not to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value. Accordingly, where the Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Portfolio and will be reflected as a realized gain or loss when the commitment is exercised or expires.

The Portfolio may acquire stand-by commitments with respect to Municipal Obligations held by it. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligations to which the commitment relates.

Tax-Exempt Derivatives. The Portfolio may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate municipal debt obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying municipal debt obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, municipal debt obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying securities at their face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the securities’ fixed coupon rate and the rate that would cause the securities, coupled with the tender option, to trade at par on the date of a rate adjustment. A participation interest gives the Trust an undivided interest in a Municipal Obligation in the proportion the Trust’s participation bears to the total principal amount of the Municipal Obligation, and typically provides for a repurchase feature for all or any part of the full principal amount of the participation interest, plus accrued interest. Trusts and partnerships are typically used to convert long-term fixed rate high quality bonds of a single state or municipal issuer into variable or floating rate demand instruments. The Portfolio may hold tax-exempt derivatives, such as participation interests and custodial receipts, for municipal debt obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinions of counsel to the sponsors of such derivative securities. Neither the Trust nor its investment adviser or sub-advisers will review the proceedings related to the creation of any tax-exempt derivatives or the basis for such opinions.

Tax-Exempt Preferred Shares. The Portfolio may invest in preferred interests of other investment funds that pay dividends that are exempt from regular federal income tax. Such funds in turn invest in municipal bonds and other assets that pay interest or make distributions that are exempt from regular federal income tax, such as revenue bonds issued by state or local agencies to fund the development of low-income, multi-family housing. Investment in such tax-exempt preferred shares involves many of the same issues as investing in other open- or closed-end investment companies as discussed below. These investments also have additional risks, including liquidity risk, the absence of regulation governing investment practices, capital structure and leverage, affiliated transactions and other matters, and concentration of investments in particular issuers or industries. The Portfolio will treat investments in tax-exempt preferred shares as investments in municipal bonds.

Yields and Ratings. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, Fitch and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Portfolio, a rated security may cease to be rated. The Portfolio’s investment adviser will consider such an event in determining whether the Portfolio should continue to hold the security. Subject to its other investment strategies, there is no limit on the amount of unrated securities the Portfolio may hold, although under normal market conditions the investment adviser does not expect to hold these securities to a material extent.

Credit derivatives. The Portfolio may engage in credit derivative transactions. There are two broad categories of credit derivatives: default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the investment advisor is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Portfolio would diminish compared with what it would have been if these techniques were not used. Moreover, even if the investment advisor is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of credit derivative transactions that may be entered into by the Portfolio. The Portfolio’s risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Portfolio purchases a default option on a security, and if no default occurs with respect to the security, the Portfolio’s loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Portfolio’s loss will include both the premium that it paid for the option and the decline in value of the underlying security that the default option hedged.

Investment Companies. In connection with the management of its daily cash positions, the Portfolio may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The Portfolio may also invest in securities issued by other investment companies with investment objectives similar to that of the Portfolio. Securities of other investment companies, including investments in Exchange Traded Funds, which are typically open end funds or unit investment trusts listed on a stock exchange, will be acquired within limits prescribed by the 1940 Act and set forth below. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. The Portfolio currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio.

SMBS and Zero Coupon Obligations. To the extent consistent with its investment objectives, the Portfolio may purchase Treasury receipts and other “stripped”

securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their “face value,” and may include stripped mortgage-backed securities (“SMBS”). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors, and they are often illiquid. The Portfolio also may purchase “stripped” securities that evidence ownership in the future interest payments or principal payments on obligations of non-U.S. governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest (“IO” or interest-only), while the other class receives all of the principal (“PO” or principal-only). However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

The Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments. Additionally, current federal tax law requires the holder of certain zero-coupon bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, the Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See “Taxes.”

Short Sales. The Portfolio may only make short sales “against the box.” In this type of short sale, at the time of the sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical or similar security at no additional cost. When selling short “against the box,” the Portfolio forgoes an opportunity for capital appreciation in the security. The Portfolio may make short sales of securities, either as a hedge against potential declines in value of a portfolio security, to realize appreciation when a security that the Portfolio does not own declines in value and in order to maintain portfolio flexibility. When the Portfolio makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. The Portfolio may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

The Portfolio secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. Depending on arrangements made with the broker-dealer from which the Portfolio borrowed the security regarding payment received by the Portfolio on such security, the Portfolio may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

The Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. As a result, if the Portfolio makes short sales in securities that increase in value, it will likely under-perform similar mutual funds that do not make short sales in securities. The Portfolio will realize a gain on a short sale if the security declines in price between those dates. Although the Portfolio’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.

Illiquid Securities. The Portfolio will invest no more than 15% of the value of its net assets in securities that are illiquid. GICs, variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. The Portfolio may purchase securities which are not registered under the Securities Act of 1933 (the “1933 Act”) but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the investment adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Any securities that are thinly traded or whose resale is restricted can be difficult to sell at the desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities a considerable time period may elapse between the time the fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the fund might obtain less favorable pricing terms that when it decided to sell the security.

Guarantees. The Portfolio may purchase securities which contain guarantees issued by an entity separate from the issuer of the security. Generally, the guarantor of a security (often an affiliate of the issuer) will fulfill an issuer’s payment obligations under a security if the issuer is unable to do so.

Portfolio Turnover Rates. The Portfolio’s annual portfolio turnover rate will not be a factor preventing a sale or purchase when the investment adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover (i.e., 100% or more) may result in increased transaction costs to the Portfolio, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. The sale of the Portfolio’s securities may result in the recognition of capital gain or loss. Given the frequency of sales, such gain or loss will likely be short-term capital gain or loss. These effects of higher than normal portfolio turnover may adversely affect the Portfolio’s performance.

ADDITIONAL INVESTMENT LIMITATIONS

Fundamental Investment Restrictions

The investment restrictions set forth below are fundamental policies of the Portfolio and may not be changed without shareholder approval by vote of a majority of the outstanding voting securities of the Portfolio (as defined below). Under these restrictions, the Portfolio may not:

(1) issue senior securities, borrow money or pledge its assets, except that the Portfolio may borrow from banks or enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than 33 1/3% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3 % of the value of its total assets to secure such borrowings. The Portfolio is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a “when-issued,” delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

(2) purchase or sell real estate, except that the Portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

(3) acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

(4) act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Portfolio’s investment objective, policies and limitations may be deemed to be underwriting.

(5) write or sell put and interest rate options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts and currencies.

(6) purchase securities of companies for the purpose of exercising control.

(7) purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Portfolio’s transactions in futures contracts and related options or the Portfolio’s sale of securities short against the box, and (b) the Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

(8) purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

(9) make loans, except that the Portfolio may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities. See “Investment Policies—Additional Information on Portfolio Investments—Securities Lending” above.

(10) purchase or sell commodities except that the Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.

Non-Fundamental Investment Objective and Restrictions

The investment objective of the Portfolio is not fundamental and may be changed without shareholder approval. The Portfolio is also subject to the following non-fundamental restrictions (which may be changed without shareholder approval) and, unless otherwise indicated, may not:

(1) invest more than 15% of the net assets of the Portfolio (taken at market value at the time of the investment) in “illiquid securities,” illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the investment adviser’s opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the investment adviser has determined to be liquid under procedures approved by the Board of Trustees); or

(2) under normal circumstances, invest less than 80% of its total assets in fixed- income instruments.

Unless otherwise indicated, all limitations applicable to the Portfolio’s investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security, or change in the percentage of the Portfolio’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s total assets, will not require the Portfolio to dispose of an investment. In the event that ratings services assign different ratings to the same security, the investment adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

Derivative instruments with economic characteristics similar to fixed income instruments will be treated as fixed income securities for purposes of the Portfolio’s non-fundamental investment restriction (2) above. The Portfolio may not change nonfundamental investment restriction (2) above unless the Portfolio provides shareholders with notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.

The phrases “shareholder approval” and “vote of a majority of the outstanding voting securities” mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or the Trust, as the case may be, or (2) 67% or more of the shares of the Portfolio or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

(3) In addition, to comply with federal tax requirements for qualification as a “regulated investment company,” the Trust’s investments will be limited in manner such that at the close of each quarter of each tax year, subject to certain exceptions and cure periods, (a) no more than 25% of the value of the Trust’s total assets are invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of a single issuer, any two or more issuers controlled by the Trust and engaged in the same, similar or related trade or businesses or certain publicly traded partnerships and (b) with regard to at least 50% of the Trust’s total assets, no more than 5% of its total assets are invested in the securities (other than U.S. Government securities or securities of other regulated companies) of a single issuer and no investment will consist of 10% or more of the voting stock of such issuer. These tax-related limitations may be changed by the Trustees to the extent appropriate in light of changes to applicable tax requirements.

TRUSTEES AND OFFICERS

The Board of Trustees of the Trust consists of fifteen individuals, twelve of whom are not “interested persons” of the Trust as defined in the Investment Company Act (the “non-interested Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the Investment Company Act. The non-interested Trustees have retained independent legal counsel to assist them in connection with their duties.

The Trust has four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee.

The members of the Audit Committee (the “Audit Committee”) are Fred G. Weiss (Chair), Robert M. Hernandez and Richard R. West, all of whom are non-interested Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Trust’s independent registered public accounting firm (the “independent auditors”) and to oversee the independent auditors’ work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for the Trust; (3) review the conduct and results of each independent audit of the Trust’s financial statements; (4) review with the independent auditor any audit problems or difficulties encountered during or related to the conduct of the audit; (5) review the internal controls of the Trust and its service providers with respect to accounting and financial matters; (6)oversee the performance of the Trust’s internal audit function provided by its investment adviser, administrator, pricing agent or other service provider; (7) oversee policies, procedures and controls regarding valuation of the Trust’s investments; and (8) resolve any disagreements between Trust management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee.

The members of the Governance and Nominating Committee (the “Governance Committee”) are Stuart E. Eizenstat (Chair), Robert M. Hernandez, Fred G. Weiss and Richard R. West, all of whom are non-interested Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as non-interested Trustees of the Trust and recommend non-interested Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding non-interested Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Trustee made by Trust shareholders as it deems appropriate. Trust shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee.

The members of the Compliance Committee are James H. Bodurtha (Chair), Bruce R. Bond, Roberta Cooper Ramo and Jean Margo Reid, all of whom are non-interested Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BlackRock and the Trust’s third party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers; (2) review information on and, where appropriate, recommend policies concerning the Trust’s compliance with applicable law; and (3) review reports from and make certain recommendations regarding the Trust’s Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee.

The members of the Performance Oversight Committee are David H. Walsh (Chair), Donald W. Burton, Kenneth A. Froot and John O’Brien, all of whom are non-interested Trustees, and

Richard S. Davis, who serves as an interested Trustee. The Performance Oversight Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee the Trust’s investment performance relative to its agreed-upon performance objectives. The Performance Oversight Committee’s responsibilities include, without limitation, to (1) review the Trust’s investment objectives, policies and practices, (2) recommend to the Board specific investment tools and techniques employed by BlackRock, (3) recommend to the Board appropriate investment performance objectives based on its review of appropriate benchmarks and competitive universes, (4) review the Trust’s investment performance relative to agreed-upon performance objectives and (5) review information on unusual or exceptional investment matters. The Board has adopted written charter for the Performance Oversight Committee. The Performance Oversight Committee did not exist prior to November 1, 2007.

Prior to November 1, 2007, the Board then in office had five standing committees, an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Valuation and Pricing Committee and a Performance Review Committee. During the fiscal year ended September 30, 2007, the Audit Committee met        times, the Governance and Nominating Committee met       times, the Compliance Committee met        times, the Valuation and Pricing Committee met    times, and the Performance Review Committee met       times,

Biographical Information

Certain biographical and other information relating to the non-interested Trustees is set forth below, including their year of birth, their principal occupation for at least the last five years, the length of time served, the total number of investment companies overseen in the complex of funds advised by the Investment Adviser or its affiliates (“BlackRock-advised funds”) and any public Directorships.

Name, Address(a) and Year of Birth Non-Interested Trustees:	Position(s) Held with Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock Advised Funds and Portfolios Currenctly Overseen	Public Directorships
James H. Bodurtha (1944) (c)	Trustee	Trustee since 2007

Director, The China Business Group, Inc., since 1996 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980; Partner, Squire, Sanders & Dempsey from 1980 to 1993 (law firm).

				38 registered investment companies consisting of 99 portfolios	None
Bruce R. Bond (1946)	Trustee	Trustee since 2007	Trustee and member of the Governance Committee, State Street Research mutual funds (“SSR Funds”) from 1997 to 2005.	38 registered investment companies consisting of 99 portfolios	Director, Avaya, Inc. (information technology).

Name, Address(a) and Year of Birth	Position(s) Held with Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock Advised Funds and Portfolios Currenctly Overseen	Public Directorships
Donald W. Burton (1944)	Trustee	Trustee since 2007

Managing General Partner of The Burton Partnership, Limited Partnership (an investment partnership) since 1979; Managing General Partner of The South Atlantic Venture Funds since 1983; Member of the Investment Advisory Council of the Florida State Board of Administration since 2001.

				38 registered investment companies consisting of 100 portfolios	Director, Knology, Inc. (telecommunications); Director, Capital Southwest (financial).
Honorable Stuart E. Eizenstat (1943) (d)	Trustee	Trustee since 2001

Partner and Head of International Practice, Covington & Burling (law firm) from 2001 to present; Advisory Board member, The Coca-Cola Company from 2002 to present; Advisory Board member, Group Menatep (energy) from 2003 to present; Advisory Board member, BT Americas (information technology) from 2004 to present; Deputy Secretary of the Treasury from 1999 to 2001; Under Secretary of State for Economic, Business and Agricultural Affairs from 1997 to 1999; Under Secretary of Commerce for International Trade from 1996 to 1997; U.S. Ambassador to the European Union from 1993 to 1996.

				38 registered investment companies consisting of 99 portfolios	Director, UPS Corporation
Kenneth A. Froot (1957)	Trustee	Trustee since 2007	Professor, Harvard University since 1992; Professor, Massachusetts Institute of Technology from 1986 to 1992.	38 registered investment companies consisting of 99 portfolios	None

Name, Address(a) and Year of Birth	Position(s) Held with Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock Advised Funds and Portfolios Currenctly Overseen	Public Directorships
Robert M. Hernandez (1944) (e)	Trustee	Trustee since 1996

Director from 1991 to 2001, Vice Chairman and Chief Financial Officer from 1994 to 2001, Executive Vice President-Accounting and Finance and Chief Financial Officer from 1991 to 1994, USX Corporation (a diversified company principally engaged in energy and steel businesses).

				38 registered investment companies consisting of 99 portfolios	Lead Director, ACE Limited (insurance company); Director and Chairman of the Board, RTI International Metals, Inc.; Director, Eastman Chemical Company.

Name, Address(a) and Year of Birth	Position(s) Held with Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock Advised Funds and Portfolios Currenctly Overseen	Public Directorships
John F. O’Brien (1943)	Trustee	Trustee since 2007

Director of Amersco since 2006; President and Chief Executive Officer of Allmerica Financial Corporation (financial services holding company) from 1995 to 2002 and Director from 1995 to 2003; President of Allmerica Investment Management Co., Inc. (investment adviser) from 1989 to 2002, Director from 1989 to 2002 and Chairman of the Board from 1989 to 1990; President, Chief Executive Officer and Director of First Allmerica Financial Life Insurance Company from 1989 to 2002; and Director of various other Allmerica Financial companies until 2002; Director and member of the Audit Committee and the Governance and Nominating Committee from 1989 to 2006 of ABIOMED (medical device) manufacturer; Director and member of the Audit Committee and the Governance and Nominating Committee of Cabot Corporation since 1990; Director and member of the Audit Committee and Compensation Committee of LKQ Corporation since 2003; Lead Director of TJX Companies, Inc. since 2001 and member of the Compensation Committee; Trustee of the Woods Hole Oceanographic Institute since 2003.

				38 registered investment companies consisting of 99 portfolios	Director, Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); Director, TJX Companies, Inc. (retailer).

Name, Address(a) and Year of Birth	Position(s) Held with Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock Advised Funds and Portfolios Currenctly Overseen	Public Directorships
Roberta Cooper Ramo (1942)	Trustee	Trustee since 2007

Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. since 1993; Board member of certain BlackRock-advised funds since 1999; President, American Bar Association from 1995 to 1996 and Member of the Board of Governors thereof from 1994 to 1997; Shareholder, Poole, Kelly & Ramo, Attorneys at Law, P.C. from 1977 to 1993; Director of ECMC Group (service provider to students, schools and lenders) since 2001; Director, United New Mexico Bank (now Wells Fargo) from 1983 to 1988; Director, First National Bank of New Mexico (now Wells Fargo) from 1975 to 1976; Vice President, American Law Institute 2004-2007 and President-elect, 2007.

				38 registered investment companies consisting of 99 portfolios	None
Jean Margo Reid (1945)	Trustee	Trustee since 2007

Self-employed consultant since 2001; Counsel of Alliance Capital Management (investment adviser) in 2000; General Counsel, Director and Secretary of Sanford C. Bernstein & Co., Inc. (investment adviser/broker-dealer) from 1997 to 2000; Secretary, Sanford C. Bernstein Fund, Inc. from 1994 to 2000; Director and Secretary of SCB, Inc. since 1998; Director and Secretary of SCB Partners, Inc. since 2000; and Director of Covenant House from 2001 to 2004.

				38 registered investment companies consisting of 99 portfolios	None

Name, Address(a) and Year of Birth	Position(s) Held with Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock Advised Funds and Portfolios Currenctly Overseen	Public Directorships
David H. Walsh (1941) (f)	Trustee	Trustee since 2007

Director, Ruckleshaus Institute and Haub School of Natural Resources of the University of Wyoming since 2006; Consultant with Putnam Investments from 1993 to 2003, and employed in various capacities from 1973 to 1992; Director, Massachusetts Audubon Society from 1990 to 1997; Director, The National Audubon Society from 1998 to 2005; Director, The American Museum of Fly Fishing since 1997.

				38 registered investment companies consisting of 99 portfolios	None
Fred G. Weiss (1941) (g)	Trustee	Trustee since 2007

Managing Director of FGW Associates since 1997; Vice President, Planning, Investment and Development of Warner Lambert Co. from 1979 to 1997; Director of Michael J. Fox Foundation for Parkinson’s Research since 2000.

				38 registered investment companies consisting of 99 portfolios	Director, Watson Pharmaceutical, Inc. (pharmaceutical company).
Richard R. West (1938)	Trustee	Trustee since 2007	Professor of Finance from 1984 to 1995, Dean from 1984 to 1993 and since 1995, Dean Emeritus of New York University’s Leonard N. Stern School of Business Administration.	38 registered investment companies consisting of 99 portfolios	Director, Bowne & Co., Inc. (financial printer); Director, Vornado Realty Trust (real estate company); Director, Alexander’s, Inc. (real estate company).

Name, Address(a) and Year of Birth Interested Trustees:	Position(s) Held with Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock Advised Funds and Portfolios Currenctly Overseen	Public Directorships
Richard S. Davis (1945)	Trustee	Trustee Since 2005

Managing Director, BlackRock Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research mutual funds from 2000 to 2005; Senior Vice President, Metropolitan Life Insurance Company from 1999 to 2000; Chairman, SSR Realty from 2000 to 2004.

				186 registered investment companies consisting of 290 portfolios	None

Name, Address(a) and Year of Birth	Position(s) Held with Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock Advised Funds and Portfolios Currenctly Overseen	Public Directorships
Laurence D. Fink (1952)	Trustee	Trustee Since 2000

Chairman and Chief Executive Officer of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988; Chairman of the Executive and Management Committees; formerly, Managing Director of the First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees, Chairman of the Development/Trustee Stewardship Committee and Chairman of theFinance Committee; Trustee of The Boys’ Club of New York.

				38 registered investment companies consisting of 99 portfolios	Director, BlackRock, Inc.
Henry Gabbay (1947)	Trustee	Trustee Since 2007

Consultant, BlackRock since 2007; Managing Director, BlackRock Inc. from 1989 to June 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock FundsSM and BlackRock Bond Allocation Target Shares from 2005 to 2007; Treasurer of certain closed-end funds in the BlackRock Fund complex from 1989 to 2006.

				186 registered investment companies consisting of 290 portfolios	None

Name, Address(a) and Year of Birth Advisory Board Member:	Position(s) Held with Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock Advised Funds	Public Directorships
Joe Grills (1935) (h)	Member of the Advisory Board	Member of the Advisory Board since 2007

Member of the Committee of Investment of Employee Benefit Assets of the Association of Financial Professionals (“CIEBA”) since 1986; Member of CIEBA’s Executive Committee since 1988 and its Chairman from 1991 to 1992; Board member of certain BlackRock-advised funds since 1993; Assistant Treasurer of International Business Machines Corporation (“IBM”) and Chief Investment Officer of IBM Retirement Funds from 1986 to 1993; Member of the Investment Advisory Committee of the State of New York Common Retirement Fund from 1989 to 2006; Member of the Investment Advisory Committee of the Howard Hughes Medical Institute from 1997 to 2000; Director, Duke University Management Company from 1992 to 2004, Vice Chairman thereof from 1998 to 2004, and Director Emeritus since 2004; Director, LaSalle Street Fund from 1995 to 2001; Director, Kimco Realty Corporation since 1997; Member of the Investment Advisory Committee of the Virginia Retirement System since 1998, Vice Chairman thereof from 2002 to 2005, and Chairman thereof since 2005; Director, Montpelier Foundation since 1998, its Vice Chairman from 2000 to 2006, and Chairman, thereof, since 2006; Member of the Investment Committee of the Woodberry Forest School since 2000; Member of the Investment Committee of the National Trust for Historic Preservation since 2000

				38 registered investment companies consisting of 99 portfolios	Director, Kimco Realty Corporation

(a) Unless otherwise indicated, the address of each Trustee is 40 East 52nd Street, New York, NY 10022.

(b) Each Trustee holds office until his or her successor is elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statue, or until December 31 of the year in which he or she turns 72.

(c) Chairman of the Compliance Committee.

(d) Chairman of the Governance and Nominating Committee.

(e) Chairman of the Board of Trustees.

(f) Chairman of the Performance Oversight Committee.

(g) Vice-Chairman of the Board of Trustees and Chairman of the Audit Committee.

(h) Joe Grills is expected to serve on the Advisory Board of the Trust until December 31, 2007.

Certain biographical and other information relating to the officers of the Trust is set forth below, including their year of birth, their principal occupations for at least the last five years, the length of time served, the total number of BlackRock-advised funds overseen and any public directorships:

Name, Address(a) and Year of Birth	Position(s) Held with the Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Currently Overseen	Public Directorships
Donald C. Burke (1960)	President and Chief Executive Officer	President and Chief Executive Officer since 2007

Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from 1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997; Vice President and Secretary of the IQ Funds since 2004.

				196 registered investment companies consisting of 300 portfolios	None
Anne Ackerley (1962)	Vice President	Vice President since 2007

Managing Director of BlackRock, Inc. since 2000; First Vice President and Chief Operating Officer (Mergers and Acquisitions Group) at Merrill Lynch & Co., Inc. from 1997 to 2000; First Vice President and Chief Operating Officer (Public Finance Group) at Merrill Lynch & Co., Inc. from 1995 to 1997; First Vice President (Emerging Markets Fixed Income Research) at Merrill Lynch & Co., Inc. before 1995.

				186 registered investment companies consisting of 290 portfolios	None
Howard Surloff (1965)	Secretary	Secretary since 2007	General Counsel of U.S. Funds at BlackRock, Inc. since June 2006; General Counsel (U.S.), Goldman Sachs Asset Management from 1993 to 2006.	186 registered investment companies consisting of 290 portfolios	None

Brian P. Kindelan (1959)	Chief Compliance Officer and Anti-Money Laundering Officer	Chief Compliance Officer and Anti-Money Laundering Officer since 2007

Managing Director and Senior Counsel since January 2005; Director and Senior Counsel from 2001 to 2004 and Vice President and Senior Counsel from 1998 to 2000, BlackRock Advisors, Inc.; Senior Counsel, PNC Bank Corp. from 1995 to 1998.

			186 registered investment companies consisting of 290 portfolios	None
Neal J. Andrews (1966)	Chief Financial Officer	Chief Financial Officer since 2007

Managing Director of Administration and Operations Group, BlackRock, Inc. since August 2006; Senior Vice President and Line of Business Head, Fund Accounting and Administration, PFPC Inc. from 1992 to 2006.

			186 registered investment companies consisting of 290 portfolios	None
Jay M. Fife (1970)	Treasurer	Treasurer since 2007

Managing Director of   BlackRock, Inc. since 2007; Director of BlackRock, Inc. since 2006; Assistant Treasurer of Funds advised by MLIM and its affiliates from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

			186 registered investment companies consisting of 290 portfolios	None

(a) Unless otherwise indicated, the address of each officer is 40 East 52nd Street, New York, NY 10022.

(b) Each officer is elected by and serves at the pleasure of the Board of Trustees of the Trust.

Share Ownership

Information relating to each Trustee’s share ownership in the Trust and in all registered funds the BlackRock-advised funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2006 is set forth in the chart below:

Name of Trustees	Aggregate Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in Supervised Funds
Interested Trustees:
Richard S. Davis	None	Over $100,000
Laurence D. Fink	None	Over $100,000
Henry Gabbay	None	Over $100,000
Non-Interested Trustees:
James H. Bodurtha	None	Over $100,000
Bruce R. Bond	None	Over $100,000
Donald W. Burton	None	$1-$10,000
Stuart E. Eizenstat	None	$1-$10,000
Kenneth A. Froot	None	None
Robert M. Hernandez	None	Over $100,000
John F. O’Brien	None	None
Roberta Cooper Ramo	None	Over $100,000
Jean Margo Reid	None	Over $100,000
David H. Walsh	None	Over $100,000
Fred G. Weiss	None	Over $100,000
Richard R. West	None	Over $100,000

Trustees of the Trust are eligible to purchase Institutional shares of the Trust.

As of November 15, 2007 the officers and Trustees as a group owned an aggregate of less than 1% of the outstanding shares of any Fund. As of December 31, 2006, none of the non-interested Trustees of the Trust or their immediate family members owned beneficially or of record any securities of affiliates of the Investment Adviser.

Compensation

Each Trustee who is a non-Interested Trustee is paid as compensation an annual retainer of $150,000 per year for his or her services as Trustee to the BlackRock-advised funds, including the Trust, a $25,000 Board meeting fee to be paid each Board meeting up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings.  In addition, the Chairmen and Vice-Chairman of the Board of Trustees are paid as compensation an additional annual retainer of $65,000 and $25,000, respectively per year.  The Chairmen of the Audit Committee, Compliance Committee, Governance and Nominating Committee and Performance Oversight Committee are paid as compensation an additional annual retainer of $25,000, respectively. In addition, the Advisory Board Member is paid $58,100 for service as Advisory Board Member to the BlackRock-advised funds, together with out of pocket expenses in accordance with the Board policy on travel and other business expenses related to attendance at meetings. The following table sets forth the compensation earned by the non-Interested Trustees and Advisory Board Members for the fiscal year ended September 30, 2007, and the aggregate compensation paid to them by all BlackRock-advised funds for the calendar year ended December 31, 2006.

	From Compensation the Registrant	Estimated Annual Benefits Upon Retirement	Aggregate Compensation from the Trust and other BlackRock advised funds
Non-Interested Trustees:

James H. Bodurtha (c)	None	None	$312,000

Bruce R. Bond		None	$51,716

Donald W. Burton	None	None	$203,250

Honorable Stuart E. Eizenstat (d)		None	$51,650

Kenneth A. Froot	None	None	$259,000

Robert M. Hernandez (e)		None	$55,251

John F. O’Brien	None	None	$206,250

Roberta Cooper Ramo	None	None	$256,000

Jean Margo Reid	None	None	$262,350

David H. Walsh (f)	None	None	$203,250

Fred G. Weiss (g)	None	None	$234,250

Richard R. West	None	None	$259,350

Advisory Board Member:

Joe Grills	None	None	$309,000

(a)	With the exception of Bruce R. Bond, Stuart E. Eizenstat and Robert M. Hernandez each of the non-interested Trustees assumed office on November 1, 2007.
(b)	For the fiscal year ended September 30, 2007, the Trust paid aggregate compensation of $ to all the Trustees then holding such office.
(c)	Chairman of the Compliance Committee
(d)	Chairman of the Governance and Nominating Committee
(e)	Chairman of the Board of Trustees
(f)	Chairman of the Performance Oversight Committee
(g)	Vice Chairman of the Board of Trustees and Chairman of the Audit Committee

INVESTMENT ADVISORY, ADMINISTRATION,
DISTRIBUTION AND SERVICING ARRANGEMENTS

Advisory Agreement. The advisory services provided by BlackRock Advisors pursuant to the Investment Advisory Agreement (the “Advisory Contract”) is described in the Prospectus.

Under the Advisory Contract, the Trust pays no fee to BlackRock Advisors for its advisory services. Although the Trust does not compensate BlackRock Advisors directly for its services under the Advisory Contract, BlackRock Advisors or an affiliate may benefit from the Trust being an investment option in a separate account managed by BlackRock Advisors or an affiliate. BlackRock Advisors is responsible for paying expenses it incurs in providing advisory services to the Trust and will reimburse the Trust for all of its expenses, except extraordinary expenses.

The Advisory Contract will continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Trust’s Board of Trustees or the vote of a majority of the outstanding voting securities of the Portfolio (as defined in the 1940 Act) and (2) by the vote of a majority of the trustees who are not parties to such agreement or interested persons (as such term is defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract is terminable as to the Portfolio by vote of the Trust’s Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days’ written notice to BlackRock Advisors. BlackRock Advisors may also terminate its advisory relationship with respect to any Portfolio on 60 days’ written notice to the Trust. The Advisory Contract will also terminate automatically in the event of its assignment (as such term is defined in the 1940 Act and the rules thereunder).

Under the Advisory Contract, BlackRock Advisors is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Portfolio in connection with the performance of the Advisory Contract. Under the Advisory Contract, BlackRock Advisors is liable for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

Administration Agreement. Pursuant to the Administration Agreement, PFPC Inc. (“PFPC”) provides general accounting services. Among other things, PFPC participates, to the extent requested by the Trust and its counsel, in the periodic updating of the Trust’s Registration Statement; compiles data and accumulates information for and coordinates with the Trust’s Treasurer or Assistant Treasurer in connection with the preparation of reports to shareholders of record and the Securities and Exchange Commission (the “SEC”) (e.g., Annual and Semi-Annual Reports on Form N-CSR); and files with the SEC and other federal and state agencies, subject to the approval of the Trust’s Treasurer or Assistant Treasurer, reports and documents. PFPC maintains all financial accounts, records, journals, ledgers and schedules for the Portfolio (other than those maintained by the Trust’s transfer agent and custodian), and computes the Portfolio’s net asset value, net income and net capital gains and losses.

Under the Administration Agreement, the Trust would pay to PFPC the following annual fees: (a) for accounting services, (i) $12,000 for the Portfolio’s first $250 million in average net assets, $12,000 for the Portfolio’s next $500 million in average net assets and .0025% of the Portfolio’s average net assets in excess of $750 million, and (ii) $200 per Portfolio per month, plus $0.65 per CUSIP per day; (b) for administration services, .005% of the Portfolio’s average net assets; and (c) out-of-pocket expenses. As mentioned above, BlackRock Advisors will reimburse the Trust for all such expenses.

Custodian Agreement. Pursuant to the terms of a custodian agreement (the “Custodian Agreement”) between the Trust and PFPC Trust Company (“PTC”) (an affiliate of BlackRock Advisors), PTC, as the Trust’s custodian, (i) maintains a separate account or accounts in the name of the Portfolio, (ii) holds and transfers portfolio securities on account of the Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of the Portfolio, (iv) collects and receives all income and other payments and distributions on account of the Portfolio’s securities, and (v) makes periodic reports to the Board of Trustees concerning the Portfolio’s operations. PTC is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Trust, provided that, with respect to sub-custodians other than sub-custodians for non-U.S. securities, PTC remains responsible for the performance of all its duties under the Custodian Agreement and holds the Trust harmless from the acts and omissions of any sub-custodian. For its services, PTC receives .01% of the Portfolio’s first $10 billion of total net assets and ..0075% of the Portfolio’s total net assets over $10 billion, as well as out-of-pocket expenses and certain transaction charges. BlackRock Advisors will reimburse the Trust for all such expenses.

Transfer Agency Agreement. PFPC, which has its principal offices at 301 Bellevue Parkway, Wilmington, DE 19809, and is an affiliate of BlackRock Advisors, serves as the transfer and dividend disbursing agent pursuant to a Transfer Agency Agreement (the “Transfer Agency Agreement”), under which PFPC (i) issues and redeems shares in the Portfolio, (ii) addresses and mails all communications by the Portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts, and (iv) makes periodic reports to the Board of Trustees concerning the operations of the Portfolio. The Trust would pay PFPC an annual fee of $15,000, plus transaction fees, per account fees and disbursements. BlackRock Advisors will reimburse the Trust for all such expenses.

Distributor. The Trust has entered into a distribution agreement (the “Distributor Agreement”) with BlackRock Distributors, Inc. (“BDI” or the “Distributor”), an affiliate of PFPC Distributors, Inc. Under the Distributor Agreement, the Distributor, as agent, offers shares of the Portfolio on a continuous basis. The Distributor has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares. The Distributor’s principal business address is 760 Moore Road, King of Prussia, PA 19406. The Distributor is an affiliate of BlackRock Advisors.

Code of Ethics. The Trust, BlackRock Advisors and the Distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust. These codes can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-942-8090. The codes of ethics are available on the EDGAR Database on the Securities and Exchange Commission’s website (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies. The Trust has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Trust’s Board of Trustees. The Trust expects BlackRock and its affiliates to vote proxies related to the Trust’s portfolio securities for which the Trust has voting authority consistent with the Trust’s best interests. BlackRock has adopted its own proxy voting policies (the “Proxy Voting Policy”) to be used in voting the Trust’s proxies, which are summarized below. The Proxy Voting Policy is attached as Appendix C.

Copies of the proxy voting record of the Portfolio are available without charge, upon request, by calling 1-800-699-1236 and are posted on the Securities and Exchange Commission’s website at http://www.sec.gov and reflect the twelve-month period beginning July 1 and ending June 30.

Disclosure of Portfolio Holdings. The Board of Trustees and BlackRock Advisors have each approved Portfolio Information Distribution Guidelines (the “Guidelines”) regarding the disclosure of the Trust’s portfolio securities and other portfolio information. The purpose of the Guidelines is to ensure that (i) shareholders and prospective shareholders of the Trust have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third party data providers) receive such information no more frequently than shareholders and prospective shareholders.

Asset and Return Information. Data on NAV’s, asset levels (by total Portfolio and share class), accruals, yields, capital gains, dividends and Portfolio returns (net of fees by share class) are available to shareholders, prospective shareholders, consultants, intermediaries and third party data providers upon request, as soon as such data is available. Data on number of shareholders (total and by share class) and benchmark returns (including performance measures such as standard deviation, information ratio, Sharpe ratio, alpha, and beta) are available to shareholders, prospective shareholders, consultants, intermediaries and third party data providers as soon as such data is released after month-end.

Portfolio Characteristics. Examples of portfolio characteristics include sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the Portfolio held, average market capitalization, capitalization range, ROE, P/E, P/B, P/CF, P/S and EPS.

1.                  Month-end portfolio characteristics are available to shareholders, prospective shareholders, intermediaries and consultants on the fifth calendar day after month-end.(1)

2.                  Fund Fact Sheets, which contain certain portfolio characteristics, are available to shareholders, prospective shareholders, intermediaries and consultants on a quarterly basis and will be posted to the Trust’s website promptly upon becoming available.

Portfolio Holdings. In addition to position description, portfolio holdings may also include Portfolio name, CUSIP, ticker symbol, total share and market value for each Equity Portfolio and Portfolio name, ticker symbol, coupon, maturity, current face amount or quantity, CUSIP or SEDOL, market value, market price, yield, weighted average life, duration and convexity of each security in a Portfolio as of a specific date.

1.                  Month-end portfolio holdings are available to shareholders, prospective shareholders, intermediaries and consultants on the 20th calendar day after month-end.(1)

2.                  Quarter-end portfolio holdings are available to third party data providers (e.g., Lipper, Morningstar, Bloomberg, Thomson and S&P) on the 20th calendar day after quarter-end.(1)

Other Information. To the extent other Trust information such as attribution analyses or security-specific information (e.g., information about Portfolio holdings where an issuer has been downgraded, been acquired or declared bankruptcy) is provided on an individual basis, such information shall also be made available to existing and prospective shareholders. The executive officers of the Trust may authorize disclosure of the Trust’s portfolio securities and other portfolio information.

Implementation. All Trust and BlackRock Advisors employees must adhere to the Guidelines when responding to inquiries from shareholders, prospective shareholders, consultants, intermediaries and third party data providers. In certain circumstances, portfolio information may be released to certain third parties who have signed confidentiality agreements. The Trust’s Chief Compliance Officer (“CCO”) is responsible for oversight of and

(1)             The precise number of days specified above may vary slightly from period to period depending on whether the fifth or the 20th calendar day falls on a weekend or holiday.

compliance with the Guidelines and will recommend to the Board of Trustees any changes to the Guidelines that he deems necessary or appropriate to ensure the Trust’s and BlackRock Advisors’s compliance.

Ongoing Arrangements. As of                     , the Trust has ongoing arrangements with the following entities to make available portfolio holdings information:

1.                  PFPC Trust Company pursuant to the Trust’s Custodian Agreement under which the Trust’s portfolio holdings information is provided daily on a real-time basis.

2.                  PFPC Inc. pursuant to the Trust’s Administration Agreement under which the Trust’s portfolio holdings information is provided daily on a real-time basis.

3.                  Deloitte & Touche LLP, the Trust’s independent registered public accountant, whereby the Trust’s portfolio holdings information is provided in connection with the preparation of the Fund’s annual financial statements.

With respect to each such arrangement, the Trust has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Trust, BlackRock Advisors and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

EXPENSES

Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to BlackRock Advisors, PFPC, transfer agency fees, fees and expenses of officers and trustees who are not affiliated with BlackRock Advisors, the Distributor or any of their affiliates, taxes, interest, legal fees, custodian fees, auditing fees, fees and expenses in registering and qualifying the Portfolio and its shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, fidelity bond and trustees and officers liability insurance premiums, the expense of independent pricing services and other expenses which are not expressly assumed by BlackRock Advisors or the Trust’s service providers under their agreements with the Trust. Any general expenses of the Trust that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable. BlackRock Advisors has agreed to reimburse the Trust for all of its expenses except extraordinary expenses.

PORTFOLIO MANAGERS AND PORTFOLIO TRANSACTIONS

Portfolio Managers

As of                             , Walter O’Connor managed or was a member of the management team for the following client accounts:

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies		$
Pooled Investment Vehicles Other Than Registered Investment Companies		$		$
Other Accounts		$		$

As of                                   , Theodore Jaeckel managed or was a member of the management team for the following client accounts:

Type of Account	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies		$
Pooled Investment Vehicles Other Than Registered Investment Companies		$		$
Other Accounts		$		$

BlackRock Advisors has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock Advisors has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock Advisors furnishes investment management and advisory services to numerous clients in addition to the Trust, and BlackRock Advisors may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock Advisors, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Trust. In addition, BlackRock Advisors, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock Advisors recommends to the Trust. BlackRock Advisors, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Trust by BlackRock Advisors with respect to the same securities. Moreover, BlackRock Advisors may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock Advisors’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock Advisors or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Trust. In this connection, it should be noted that Messrs.                                                                                      currently manage certain accounts that are subject to performance fees. In addition, Messrs.                                                          assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock Advisors owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock Advisors purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock Advisors attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock Advisors with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Portfolio Manager Compensation

BlackRock Advisors’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock Advisors such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Long-Term Retention and Incentive Plan (LTIP)—The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock.                                             has received awards under the LTIP.

Deferred Compensation Program—A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers, including all portfolio managers was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of certain senior managers, including Messrs.                                                                           is paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years.

Options and Restricted Stock Awards—While incentive stock options are not currently being awarded to BlackRock Advisors employees, BlackRock, Inc. previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock Advisors. These awards vest over a period of years. Messrs.                                                                                                   have been granted stock options in prior years, and Messrs.                                                                 participate in BlackRock’s restricted stock program.

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a stable value fund. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Annual incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock Advisors, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s teamwork and contribution to the overall performance of these portfolios and BlackRock Advisors. Unlike many other firms, portfolio managers at BlackRock Advisors compete against benchmarks rather than each other. In most cases, including for the portfolio managers of the Trust, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Trust or other accounts are measured. A group of BlackRock, Inc.’s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager. With respect to the Trust’s portfolio managers, such benchmarks include the following:

Portfolio Manager	Portfolio(s) Managed	Benchmarks Applicable to Each Manager

Walter O’Connor	BATS: Series N Portfolio	BATS: Series N Portfolio is a component of a broader portfolio and is not measured against a specific index. The broader portfolio is measured against the .

Theodore Jaeckel	BATS: Series N Portfolio	BATS: Series N Portfolio is a component of a broader portfolio and is not measured against a specific index. The broader portfolio is measured against the .

The group of BlackRock, Inc.’s officers then makes a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Senior portfolio managers who perform additional management functions within BlackRock Advisors may receive additional compensation for serving in these other capacities.

As of                         , the end of the Trust’s most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the Portfolio is shown below:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities of the Portfolio(s) Owned(1)

Walter O’Connor	BATS: Series N Portfolio

Theodore Jaeckel	BATS: Series N Portfolio

(1)           Includes securities attributable to the portfolio manager’s participation in certain deferred compensation and retirement programs.

Portfolio Transactions

In executing portfolio transactions, the investment adviser seeks to obtain the best price and most favorable execution for the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the investment adviser generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Payments of commissions to brokers who are affiliated persons of the Trust (or affiliated persons of such persons) will be made in accordance with Rule 17e-1 under the 1940 Act.

Commission rates for brokerage transactions on non-U.S. stock exchanges may be fixed.

Over-the-counter issues, including corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Portfolio will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both non-U.S. and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit. Purchases of money market instruments by the Portfolio are made from dealers, underwriters and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

The investment adviser may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if the investment adviser believes that the Portfolio’s anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Portfolio would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of such commercial paper.

Investment decisions for the Portfolio and for other investment accounts managed by BlackRock Advisors are made independently of each other in light of differing conditions. BlackRock Advisors allocates investments among client accounts in a fair and equitable manner. A variety of factors will be considered in making such allocations. These factors include: (i) investment objectives or strategies for particular accounts, (ii) tax considerations of an account, (iii) risk or investment concentration parameters for an account, (iv) supply or demand for a security at a given price level, (v) size of available investment, (vi) cash availability and liquidity requirements for accounts, (vii) regulatory restrictions, (viii) minimum investment size of an account, (ix) relative size of account, and (x) such other factors as may be approved by BlackRock Advisors’ general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another, (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock Advisors, (iii) to develop or enhance a relationship with a client or prospective client, (iv) to compensate a client for past services or benefits rendered to BlackRock Advisors or to induce future services or benefits to be rendered to BlackRock Advisors, or (v) to manage or equalize investment performance among different client accounts.

Because different accounts may have differing investment objectives and policies, BlackRock Advisors may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts.

In certain instances, BlackRock Advisors may find it efficient for purposes of achieving best execution, to aggregate certain contemporaneous purchases or sale orders of its advisory accounts (a/k/a “bunching”). In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price except in the case of certain international markets where average pricing is not permitted. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it could be beneficial to the Portfolio. The trader will give the bunched order to the broker dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.

The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BlackRock Advisors, the Administrator, the Distributor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board of Trustees in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BlackRock Advisors, the Distributor or any affiliated person of any of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

The portfolio turnover rate of the Portfolio is calculated by dividing the lesser of the Portfolio’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Portfolio during the year.

Other Potential Conflicts of Interest

Activities of BlackRock Advisors, BlackRock, Inc. and its affiliates (collectively, “BlackRock”); The PNC Financial Services Group, Inc. and its affiliates (collectively, “PNC”); Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their affiliates (collectively, “Merrill Lynch”); and Other Accounts Managed by BlackRock, PNC or Merrill Lynch.

BlackRock is one of the world’s largest asset management firms with approximately $1 trillion in assets under management. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, Merrill Lynch and PNC are affiliates of one another. BlackRock, PNC, Merrill Lynch and their affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Portfolio (collectively, “Affiliates”), are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Portfolio. These are considerations of which investors in the Portfolio should be aware, and which may cause conflicts of interest that could disadvantage the Portfolio and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by the Portfolio.

BlackRock and its Affiliates, including, without limitation, PNC and Merrill Lynch, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of the Portfolio and/or that engage in transactions in the same types of securities, currencies and instruments as the Portfolio. One or more Affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Portfolio invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Portfolio invests, which could have an adverse impact on the Portfolio’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of the Portfolio’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Portfolio. When BlackRock Advisors and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Portfolio, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for the Portfolio.

In addition, transactions in investments by one or more other accounts managed by BlackRock, PNC, Merrill Lynch or another Affiliate may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Portfolio, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding the Portfolio are based on research or other information that is also used to support decisions for other accounts. When BlackRock, PNC, Merrill Lynch or another Affiliate implements the portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for the Portfolio, market impact, liquidity constraints, or other factors could result in the Portfolio receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Portfolio could otherwise be disadvantaged. BlackRock, PNC or Merrill Lynch may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause the Portfolio to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding the Portfolio may benefit other accounts managed by BlackRock, PNC, Merrill Lynch or another Affiliate. For example, the sale of a long position or establishment of a short position by the Portfolio may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or their other accounts, and the purchase of a security or covering of a short position in a security by the Portfolio may increase the price of the same security held by (and therefore benefit) one or more Affiliates or their other accounts.

BlackRock, PNC, Merrill Lynch, other Affiliates and their clients may pursue or enforce rights with respect to an issuer in which the Portfolio has invested, and those activities may have an adverse effect on the Portfolio. As a result, prices, availability, liquidity and terms of the Portfolio’s investments may be negatively impacted by the activities of BlackRock, PNC, Merrill Lynch, other Affiliates or their clients, and transactions for the Portfolio may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of the Portfolio’s investment activities may differ significantly from the results achieved by BlackRock Advisors and its Affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Portfolio. Moreover, it is possible that the Portfolio will sustain losses during periods in which one or more Affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Portfolio in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, the Portfolio’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock Advisors, and/or one or more Affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock Advisors and/or one or more Affiliates are performing services or when position limits have been reached.

In connection with its management of the Portfolio, BlackRock Advisors may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates (including Merrill Lynch). BlackRock Advisors will not be under any obligation, however, to effect transactions on behalf of the Portfolio in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates (including Merrill Lynch and PNC) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Portfolio and it is not anticipated that BlackRock Advisors will have access to such information for the purpose of managing the Portfolio. The proprietary activities or portfolio strategies of BlackRock and its Affiliates (including Merrill Lynch and PNC) or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock Advisors in managing the Portfolio.

In addition, certain principals and certain employees of BlackRock Advisors are also principals or employees of BlackRock, Merrill Lynch, PNC or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Portfolio should be aware.

BlackRock Advisors may enter into transactions and invest in securities, instruments and currencies on behalf of the Portfolio in which customers of BlackRock, PNC, Merrill Lynch or another Affiliate, or, to the extent permitted by the SEC, BlackRock, PNC or Merrill Lynch or another Affiliate, serve as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Portfolio, and such party may have no incentive to assure that the Portfolio obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Portfolio may enhance the profitability of BlackRock, Merrill Lynch and/or PNC or another Affiliate. One or more Affiliates may also create, write or issue Derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which the Portfolio invests or which may be based on the performance of the Portfolio. The Portfolio may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates and may also enter into transactions with other clients of an Affiliate where such other clients have interests adverse to those of the Portfolio. At times, these activities may cause departments of BlackRock or its Affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Portfolio. To the extent affiliated transactions are permitted, the Portfolio will deal with BlackRock and its Affiliates on an arms-length basis. BlackRock, PNC or Merrill Lynch or another Affiliate may also have an ownership interest in certain trading or information systems used by the Portfolio. The Portfolio’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates.

One or more Affiliates may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Portfolio. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate will be in its view commercially reasonable, although each Affiliate, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate and such sales personnel.

Subject to applicable law, the Affiliates (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Portfolio as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Portfolio or its shareholders will be required, and no fees or other compensation payable by the Portfolio or its shareholders will be reduced by reason of receipt by an Affiliate of any such fees or other amounts. When an Affiliate acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Portfolio, the Affiliate may take commercial steps in its own interests, which may have an adverse effect on the Portfolio.

The Portfolio will be required to establish business relationships with its counterparties based on the Portfolio’s own credit standing. Neither BlackRock nor any of the Affiliates will have any obligation to allow their credit to be used in connection with a Portfolio’s establishment of its business relationships, nor is it expected that the Portfolio’s counterparties will rely on the credit of BlackRock or any of the Affiliates in evaluating the Portfolio’s creditworthiness.

Purchases and sales of securities for the Portfolio may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock Advisors and its advisory affiliates, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Portfolio will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Portfolio. In addition, under certain circumstances, the Portfolio will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock Advisors may select brokers (including, without limitation, Affiliates of BlackRock Advisors) that furnish BlackRock Advisors, the Portfolio, other BlackRock client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock Advisors’ view, appropriate assistance to BlackRock Advisors in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data;

financial publications; proxy analysis; trade industry seminars; computer data bases; and research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing the Portfolio and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Portfolio based on the amount of brokerage commissions paid by the Portfolio and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Portfolio and to such other BlackRock client accounts. To the extent that BlackRock Advisors may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock Advisors receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock Advisors.

BlackRock Advisors may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock Advisors believes are useful in their investment decision-making process. BlackRock Advisors may from time to time choose not to engage in the above described arrangements to varying degrees.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Portfolio, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, PNC, Merrill Lynch and/or other Affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock or any of its affiliates may, although they are not required to, purchase and hold shares of the Portfolio. Increasing the Portfolio’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Portfolio’s expense ratio. BlackRock and its affiliates reserve the right to redeem at any time some or all of the shares of a Portfolio acquired for their own accounts. A large redemption of shares of the Portfolio by BlackRock or its affiliates could significantly reduce the asset size of the Portfolio, which might have an adverse effect on the Portfolio’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on the Portfolio and other shareholders in deciding whether to redeem its shares.

It is possible that the Portfolio may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock, PNC or Merrill Lynch or another Affiliate has significant debt or equity investments or in which an Affiliate makes a market. The Portfolio also may invest in securities of companies to which an Affiliate provides or may someday provide research coverage. Such investments could cause conflicts between the interests of the Portfolio and the interests of other clients of BlackRock or another Affiliate. In making investment decisions for the Portfolio, BlackRock Advisors is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock in the course of these activities. In addition, from time to time, the activities of Merrill Lynch or another Affiliate may limit the Portfolio’s flexibility in purchases and sales of securities. When Merrill Lynch or another Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock Advisors may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.

BlackRock, PNC, Merrill Lynch, other Affiliates, their personnel and other financial service providers have interests in promoting sales of the Portfolio. With respect to BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel, the remuneration and profitability relating to services to and sales of the Portfolio or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock, PNC, Merrill Lynch, other Affiliates and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Portfolio or its shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock, PNC, Merrill Lynch, other Affiliates and such personnel resulting from transactions on behalf of or management of the Portfolio may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to the unaffiliated investment adviser, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

To the extent permitted by applicable law, the Portfolio may invest all or some of its short term cash investments in any money market fund advised or managed by BlackRock. In connection with any such investments, the Portfolio, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in the Portfolio bearing some additional expenses.

BlackRock Advisors, its affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of the Portfolio. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and affiliates of BlackRock Advisors that are the same, different from or made at different times than positions taken for the Portfolio. To lessen the possibility that a Portfolio will be adversely affected by this personal trading, the Portfolio and BlackRock Advisors each has adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Portfolio’s portfolio transactions. The Code of Ethics can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. The Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

BlackRock Advisors and its affiliates will not purchase securities or other property from, or sell securities or other property to, the Portfolio, except that the Portfolio may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Portfolio as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Portfolio and/or BlackRock Advisors by the Commission. These transactions would be effected in circumstances in which BlackRock Advisors determined that it would be appropriate for the Portfolio to purchase and another client to sell, or the Portfolio to sell and another client to purchase, the same security or instrument on the same day.

From time to time, the activities of the Portfolio may be restricted because of regulatory requirements applicable to BlackRock, PNC or Merrill Lynch or another Affiliate and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock Advisors may not initiate or recommend certain types of transitions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Portfolio may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates serve as directors of companies the securities of which the Portfolio wishes to purchase or sell. However, if permitted by applicable law, the Portfolio may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate, or in cases in which personnel of BlackRock or its Affiliates are directors or officers of the issuer.

The investment activities of one or more Affiliates for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Portfolio. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Portfolio or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock Advisors on behalf of clients (including the Portfolio) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock Advisors on behalf of clients (including the Portfolio) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock Advisors, in its sole discretion, deem it appropriate.

Present and future activities of BlackRock and its Affiliates, including BlackRock Advisors, in addition to those described in this section, may give rise to additional conflicts of interest.

VALUATION OF PORTFOLIO SECURITIES

In determining the market value of portfolio investments, the Trust may employ outside organizations, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Trust’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Trustees.

Net asset value is calculated separately for Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern time) on each Business Day by dividing the value of all securities, cash and other assets owned by the Portfolio that are allocated to the Portfolio, less the liabilities charged to the Portfolio, by the total number of outstanding shares of the Portfolio.

Valuation of securities held by the Portfolio is as follows: fixed income securities are valued by using market quotations or prices provided by market makers; a portion of the fixed income securities are valued utilizing one or more pricing services approved by the Board of Trustees; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern time); the amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser under the supervision of the Board of Trustees determines that such method does not represent fair value. In the event that application of these methods of valuation results in a price for a security which is deemed not to be representative of the market value of such security, the security will be valued under the direction of or in accordance with a method specified by the Board of Trustees as reflecting fair value. All other assets and securities (including securities for which market quotations are not readily available) held by the Portfolio (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees or by someone under its direction. Any securities that are denominated in a non-U.S. currency are translated into U.S. dollars at the prevailing market rates. Certain of the securities acquired by the Portfolio may be traded on non-U.S. exchanges or over-the-counter markets on days on which the Portfolio’s net asset value is not calculated. In such cases, the net asset value of the Portfolio’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Portfolio.

Fair Value. When the exchange or market on which a security or other asset is traded does not open for trading for an entire trading day, and no other market prices are available, market quotations are not readily available. Market quotations may not be reliable when there is a substantial time differential between the close of trading for the asset and the time as of which the Trust values its assets and when significant events have occurred in the markets or in related instruments such as ADRs. When market quotations are not readily available or are believed by BlackRock Advisors to be unreliable, the Trust’s investments are valued at fair value (“Fair Value Assets”).

Fair Value Assets generally are valued by BlackRock Advisors in accordance with procedures approved by the Board of Trustees. BlackRock Advisors may conclude that a market quotation is not readily available or is unreliable if a security or other asset does not have a price source due to its lack of liquidity, if BlackRock Advisors believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), where the security or other asset is thinly traded or where there is a significant event subsequent to the most recent market quotation. For these purpose, a “significant event” is deemed to occur if the BlackRock Advisors Portfolio Management Group and/or the Pricing Group determines, in its business judgment prior to or at the time of pricing the Trust’s assets, that it is highly likely that the event will cause a material change to the last closing market price of one or more assets held by the Trust.

BlackRock Advisors’ Pricing Group will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to BlackRock Advisors’ Valuation Committee. The Valuation Committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board or a committee thereof.

When determining the price for a Fair Value Asset, the Valuation Committee (or the Pricing Group) shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Trust might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. Fair value determinations shall be based upon all available factors that the Valuation Committee (or Pricing Group) deems relevant.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Portfolio’s net asset value. As a result, the Portfolio’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

TAXES

The following is a description of certain federal income tax issues concerning the Portfolio and the consequences to a shareholder of acquiring, holding and disposing of common shares of the Portfolio. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns affecting the Portfolio and its shareholders (including shareholders owning a large position in the Portfolio), and the discussions set forth here do not constitute tax advice. The discussion reflects applicable tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service retroactively or prospectively.

Taxation of the Portfolio

The Portfolio intends to elect to be treated and to qualify to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify as a regulated investment company, the Portfolio must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to its shareholders.

Qualification as a RIC requires, among other things, that the Portfolio:

(i)                derive in each taxable year at least 90% of its gross income from: (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “Qualified Publicly Traded Partnership”); and

(ii)             diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of its total assets is represented by (I) cash and cash items, U.S. government securities, the securities of other regulated investment companies and (II) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of its total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that it controls and that are determined to be engaged in the same or similar or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

The Internal Revenue Service has ruled that income from a derivative contract on a commodity index generally is not qualifying income for purposes of the 90% annual gross income test described above.

As a regulated investment company, the Portfolio will not be subject to federal income tax on income and gains that it distributes each taxable year to its shareholders, provided that in such taxable year it distributes at least 90% of the sum of (i) its “investment company taxable income” (which includes, among other items, dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, and any other taxable income other than “net capital gain” (as defined below) and is reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) its net tax-exempt income (the excess of its gross tax-exempt interest income over certain disallowed deductions). The Portfolio may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). However, if the Portfolio retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. The Portfolio will, however, primarily invest its assets in municipal bonds the interest on which the management team believes is exempt from regular federal income tax. If the Portfolio retains any net capital gain, it may designate the retained amount as an undistributed capital gain dividend in a notice to its shareholders who, if subject to federal income tax on long-term capital gain, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount and (ii) will be entitled to credit their proportionate shares of the tax paid by the Portfolio against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Portfolio will be increased by the amount of undistributed capital gain included in the gross income of the shareholder less the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Portfolio intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income and net capital gain.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect (unless it has made a taxable year election for excise tax purposes) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In order to avoid a 4% federal excise tax, the Portfolio must distribute or be deemed to have distributed by December 31 of each calendar year the sum of at least 98% of its taxable ordinary income for such year, at least 98% of its net capital gain (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and capital gain net income for the prior year that was not distributed during such year and on which the Portfolio paid no federal income tax. The Portfolio intends to make timely distributions in compliance with these requirements and consequently it is anticipated that it generally will not be required to pay the excise tax.

If in any tax year the Portfolio should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Portfolio would incur a regular corporate federal income tax upon its taxable income for that year, and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Portfolio’s current and accumulated earnings and profits. Such distributions will generally be eligible (i) for treatment as qualified dividend income in the case of each individual shareholder and (ii) for the dividends-received deduction in the case of corporate shareholders.

Portfolio Investments

Certain of the Portfolio’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Trust to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions, and (vii) produce income that will not qualify as good income under the 90% annual gross income test described above. The Portfolio will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

Investments by the Portfolio in zero coupon or other discount securities will result in income to the Portfolio equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held, even though the Portfolio receives no cash interest payments. This income is included in determining the amount of income which the Portfolio must distribute to maintain its status as a regulated investment company and to avoid the payment of U.S. federal income tax and the 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Portfolio, the Portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

The Portfolio may invest in preferred securities or other securities the federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Portfolio, it could affect the timing or character of income recognized by the Portfolio, requiring the Portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Income received by the Portfolio with respect to foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions may reduce or eliminate such taxes. Due to the makeup of the Portfolio’s investment portfolio, shareholders will not be entitled to claim a credit or deduction with respect to such foreign taxes.

Taxation of Shareholders

The Portfolio intends to pay most of its dividends as exempt-interest dividends, which means such dividends are exempt from regular federal income tax (but may be subject to the federal Alternative Minimum Tax). The state or municipality in which a shareholder lives may not charge state and local taxes on dividends paid with respect to interest on obligations of such state or municipality. Otherwise, these dividends will generally be subject to state and local taxes. Dividends paid with respect to interest on securities issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Distributions by the Portfolio of investment company taxable income will be taxable to shareholders as ordinary dividend income (to the extent paid out of the current or accumulated earning and profits of the Portfolio) and (if designated by the Portfolio) will qualify (provided holding period and other requirements are met by both the Portfolio and the Shareholder) (i) for the dividends-received deduction in the case of corporate shareholders to the extent the Portfolio’s income consists of dividends from U.S. corporations and, (ii) effective for taxable years beginning on or before December 31, 2010, as qualified dividend income eligible for the reduced maximum rate to individuals of generally 15% (5% for individuals in lower tax brackets) to the extent that the Portfolio receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or, the stock of which is readily tradable on an established securities market in the United States). Due to the Portfolio’s expected investments, distributions generally will not be eligible for the dividends-received deduction allowed to corporate shareholders and will not qualify for the reduced rate of tax for qualified dividend income allowed to individuals. Distributions of net long-term capital gain, if any, realized by the Portfolio and distributed to shareholders will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of the Portfolio. Currently, the maximum tax rate on net long-term capital gain of individuals is reduced generally to 15% (5% for individuals in lower brackets) for such gain realized before January 1, 2011. Distributions by the Portfolio in excess of the Portfolio’s current and accumulated earnings will first reduce the adjusted tax basis of a shareholder’s shares and, after the adjusted tax basis is reduced to zero, will constitute capital gain to a shareholder (assuming the shares are held as capital assets).

The sale or exchange or other disposition of common shares normally will result in capital gain or loss to the holders of common shares who hold their shares as capital assets. Generally, a shareholder’s gain or loss will be long-term capital gain or loss if the shares have been held for more than one year. Currently, non-corporate taxpayers’ long-term capital gains will be taxed at a maximum rate of 15% while short-term capital gains and other ordinary income will currently be taxed at a maximum rate of 35%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income.

No loss will be allowed on the redemption, sale or exchange of common shares of the Portfolio if the shareholder purchases other common shares of the Portfolio or the shareholder acquires or enters into a contract or option to acquire shares that are substantially identical to common shares of the Portfolio within a period of 61 days beginning 30 days before and ending 30 days after such redemption, sale or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. Further, any losses realized on the redemption, sale or exchange of common shares held for six months or less will be disallowed to the extent of exempt-interest dividends received with respect to such shares, and any loss not so disallowed will be treated as long-term capital losses to the extent of any capital gain dividends received (or amounts credited as undistributed capital gain) with respect to such common shares.

Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to holders of common shares of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by the Portfolio (and received by the holder of common shares) on December 31.

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a “foreign shareholder”) depends on whether the income of the Portfolio is “effectively connected” with a U.S. trade or business carried on by the shareholder. If the income from the Portfolio is not “effectively connected” with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. However, under the American Jobs Creation Act of 2004, an exemption was created under which U.S. source withholding taxes are no longer imposed on dividends paid by regulated investment companies to the extent the dividends are designated as “interest-related dividends” or “short-term capital gain dividends.” Under this exemption, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. withholding tax at the source if they had been received directly by a foreign person, and that satisfy certain other requirements. The exemption currently applies to dividends with respect to taxable years of regulated investment companies beginning before January 1, 2008. Legislation has recently been proposed that would extend this exemption through taxable years beginning before January 1, 2009; no assurances can be given, however, as to whether this legislation will be enacted.  Such a foreign shareholder would generally be exempt from federal income tax on gains realized on the sale of shares of a Portfolio, capital gain dividends and amounts retained by a Portfolio that are designated as undistributed capital gains. However, a foreign shareholder who is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements will nevertheless be subject to U.S. tax of 30% on such capital gain dividends, undistributed capital gains and sale or exchange gains.

If the income from the Portfolio is “effectively connected” with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Portfolio which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Portfolio will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

In the case of a non-corporate foreign shareholder, the Portfolio may be required to withhold federal income tax from distributions that are otherwise exempt from withholding tax (or taxable at a reduced rate) unless the foreign shareholder certifies his or her foreign status under penalties of perjury or otherwise establishes an exemption.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio.

The Portfolio is required to withhold tax at a rate of 28% on taxable dividends and certain other payments paid to non-corporate shareholders who have not furnished to the Portfolio their correct taxpayer identification number (in the case of individuals, their Social Security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against the shareholder’s federal income tax liability, provided the required information is furnished to the Internal Revenue Service.

Under Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater loss over a combination of years), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury Regulations presently in effect as they directly govern the taxation of the Portfolio and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and the Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Portfolio transactions. Holders of common shares are advised to consult their own tax advisers for more detailed information concerning the federal income taxation of the Portfolio and the income tax consequences to its holders of common shares.

ADDITIONAL INFORMATION CONCERNING SHARES

Each share of the Portfolio has a par value of $.001, represents an interest only in the assets of that Portfolio and is entitled solely to the dividends and distributions earned on that Portfolio’s assets that are declared in the discretion of the Board of Trustees. The Trust’s shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by Portfolio, except where otherwise required by law or as determined by the Board of Trustees.

Shares of the Trust have noncumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares may elect all of the Trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment, shares will be fully paid and non-assessable by the Trust.

There will normally be no meetings of shareholders for the purpose of electing Trustees or for any other purpose unless and until such time as required by law or called by the Board. At that time, the

Trustees then in office will call a shareholders’ meeting to elect Trustees. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s Declaration of Trust provides that meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 51% of the outstanding shares entitled to vote.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust’s shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular investment portfolio.

Shareholder Approvals. As used in this Statement of Additional Information and in the Prospectus, a “majority of the outstanding shares” of the Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the Portfolio represented at a meeting at which the holders of more than 50% of the outstanding Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

The proceeds received by the Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof will be specifically allocated to and constitute the underlying assets solely of that Portfolio. The underlying assets of the Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to the Portfolio and with its allocable share of any general liabilities.

Shareholders have no power to vote on any matter except matters on which a shareholder vote is required by applicable law, the Trust’s Declaration of Trust or resolution of the Trustees. In particular, no amendment of the Trust’s Declaration of Trust, merger, consolidation, share exchange or sale of assets of the Trust or any series thereof, conversion of the Trust to any other form of organization or any other action of the Trust or series thereof requires any vote or other approval of any of the shareholders except as provided by the foregoing sentence. Except to the extent required by the 1940 Act, a separate class vote on the election or removal of Trustees or the selection of auditors for the Trust and its series is not required. The Trust may be dissolved by the affirmative vote of a majority of the Trustees without any vote of the shareholders except as may be required by the 1940 Act. In connection with such a dissolution, after paying or adequately providing for the payment of all liabilities, the Trustees may distribute the remaining property owned or held by or for account of a particular series to the shareholders of that series according to their respective rights. The Trust or any series may merge or consolidate with any other corporation, association, trust or other organization or any series, sub-trust or other designated portion thereof, or may sell, lease, or exchange all or substantially all of the property of the Trust or any property of any series thereof, including its goodwill, or may acquire all or substantially all of the property of any other corporation, association, trust or other organization or any series, sub-trust or other designated portion thereof, when and as authorized by two-thirds of the Trustees and without any vote by shareholders of the Trust or any series or class except as may be required by the 1940 Act. The Declaration of Trust may be amended when and as authorized by two-

thirds of the Trustees and without any vote by shareholders of the Trust or any series or class except as may be required by the 1940 Act.

MISCELLANEOUS

The Trust. The Trust was organized as a Delaware statutory trust on March 5, 2003 and is registered under the 1940 Act as an open end, non-diversified management investment company.

Counsel. The law firm of                                                                                                                                       , serves as the Trust’s counsel.

Independent Registered Public Accountants. Deloitte & Touche LLP, with offices located at 1700 Market Street, 24th Floor, Philadelphia, PA 19103, serves as the Trust’s independent registered public accounting firm.

Shareholder Ownership.

On December 31, 2006, BlackRock Funding, Inc, which has its principal offices at 40 E. 52nd Street, 4th Floor, New York, NY 10022, held of record approximately 33.2% of the Trust’s outstanding shares, and may be deemed a controlling person of the Trust under the 1940 Act.

Privacy Principles of BlackRock Bond Allocation Target Shares. BlackRock Bond Allocation Target Shares is committed to maintaining the privacy of shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Bond Allocation Target Shares collects, how we protect that information, and why in certain cases we may share such information with select other parties.

BlackRock Bond Allocation Target Shares does not receive any nonpublic personal information relating to its shareholders who purchase shares through their broker-dealers. In the case of shareholders who are record holders of BlackRock Bond Allocation Target Shares, BlackRock Bond Allocation Target Shares receives personal nonpublic information on account applications or other forms. With respect to these shareholders, BlackRock Bond Allocation Target Shares also has access to specific information regarding their transactions in BlackRock Bond Allocation Target Shares.

BlackRock Bond Allocation Target Shares does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders’ accounts (for example, to a transfer agent).

BlackRock Bond Allocation Target Shares restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Bond Allocation Target Shares maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

APPENDIX A

Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor’s for commercial paper:

“A-1”—Issue’s degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted “A-1+.”

“A-2”—Issue’s capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.” “A-3”—Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than an obligation carrying a higher designation.

“B”—Issue has only a speculative capacity for timely payment. “C”—Issue has a doubtful capacity for payment.

“D”—Issue is in payment default.

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody’s for commercial paper:

“Prime-1”—Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity. “Prime-2”—Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. “Prime-3”—Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime”—Issuer does not fall within any of the Prime rating categories.

The following summarizes the rating categories used by Fitch for short-term obligations:

“F-1+”—Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

“F-1”—Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

“F-2”—Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the “F-1+” and “F-1” categories.

“F-3”—Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

“F-S”—Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

“D”—Securities are in actual or imminent payment default.

Fitch may also use the symbol “LOC” with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks, non-United States banks, and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

“TBW-1”—This designation represents Thomson BankWatch’s highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

“TBW-2”—This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated “TBW-1.”

“TBW-3”—This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate. “TBW-4”—This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

“A1+”—Obligations which possess a particularly strong credit feature are supported by the highest capacity for timely repayment.

“A1”—Obligations are supported by the highest capacity for timely repayment.

“A2”—Obligations are supported by a satisfactory capacity for timely repayment.

“A3”—Obligations are supported by a satisfactory capacity for timely repayment.

“B”—Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

“C”—Obligations for which there is a high risk of default or which are currently in default.

Corporate and Municipal Long-Term Debt Ratings

The following summarizes the ratings used by Standard & Poor’s for corporate and municipal debt:

“AAA”—This designation represents the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

“AA”—Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. “A”—Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

“BBB”—Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

“BB,” “B,” “CCC,” “CC” and “C”—Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. “BB”—Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB-” rating.

“B”—Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB-” rating.

“CCC”—Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

“CC”—This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.

“C”—This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC-” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

“CI”—This rating is reserved for income bonds on which no interest is being paid.

“D”—Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period.

“D” rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized. PLUS (+) OR MINUS (-)—The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

“r”—This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

“Aaa”—Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”—Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

“A”—Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa”—Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba,” “B,” “Caa,” “Ca,” and “C”—Bonds that possess one of these ratings provide questionable protection of interest and principal (“Ba” indicates some speculative elements; “B” indicates a general lack of characteristics of desirable investment; “Caa” represents a poor standing; “Ca” represents obligations which are speculative in a high degree; and “C” represents the lowest rated class of bonds). “Caa,” “Ca” and “C” bonds may be in default.

Con. (—)—Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

(P)—When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody’s believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

“AAA”—Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

“AA”—Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

“A”—Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

“BBB”—Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

“BB,” “B,” “CCC,” “CC,” “C,” “DDD,” “DD,” and “D”—Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings “BB” to “C” represent Fitch’s assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating “DDD” to “D” is an assessment of the ultimate recovery value through reorganization or liquidation. To provide more detailed indications of credit quality, the Fitch ratings from and including “AA” to “BBB” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

“AAA”—Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

“AA”—Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

“A”—Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

“BBB”—Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

“BB,” “B,” “CCC,” “CC,” and “C”—Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. “BB” represents the lowest degree of speculation and indicates a possibility of investment risk developing. “C” represents the highest degree of speculation and indicates that the obligations are currently in default.

IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks, non-United States banks, and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

“AAA”—This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

“AA”—This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

“A”—This designation indicates that the ability to repay principal and interest is strong. Issues rated “A” could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

“BBB”—This designation represents Thomson BankWatch’s lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated “BBB” are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

“BB,” “B,” “CCC,” and “CC,”—These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation.

“D”—This designation indicates that the long-term debt is in default. PLUS (+) OR MINUS (-)—The ratings from “AAA” through “CC” may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

Municipal Note Ratings

A Standard and Poor’s rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor’s Ratings Group for municipal notes:

“SP-1”—The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

“SP-2”—The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

“SP-3”—The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (“MIG”) and variable rate demand obligations are designated Variable Moody’s Investment Grade (“VMIG”). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody’s Investors Service, Inc. for short-term notes:

“MIG-1”/”VMIG-1”—Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2”/”VMIG-2”—Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

“MIG-3”/”VMIG-3”—Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

“MIG-4”/”VMIG-4”—Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative. “SG”—Loans bearing this designation are of speculative quality and lack margins of protection.

Fitch uses the short-term ratings described under Commercial Paper Ratings for municipal notes.

APPENDIX B

The Portfolio may enter into certain futures transactions. Such transactions are described in this Appendix.

I. Interest Rate Futures Contracts

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Portfolio may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

The Portfolio could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Portfolio, by using futures contracts.

Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by the Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Portfolio entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Portfolio is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, the Portfolio realizes a loss. Interest rate futures contracts are traded in an auction environment on the floors of several exchanges — principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Portfolio may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

With regard to the Portfolio, the investment adviser also anticipates engaging in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

II. Index Futures Contracts

General. A stock or bond index assigns relative values to the stocks or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as Standard & Poor’s 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor’s 100 or indexes based on an industry or market indexes, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. With regard to the Portfolio, to the extent consistent with its investment goal, the investment adviser anticipates engaging in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

The Portfolio may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Portfolio may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

In addition, the Portfolio may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the Portfolio will decline prior to the time of sale.

III. Margin Payments

Unlike purchase or sales of portfolio securities, no price is paid or received by the Portfolio upon the purchase or sale of a futures contract. Initially, the Portfolio will be required to deposit with the broker or in a segregated account with a custodian an amount of liquid assets known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the investment adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

IV. Risks of Transactions in Futures Contracts

There are several risks in connection with the use of futures by the Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of a hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Portfolio involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the investment adviser. Conversely, the Portfolio may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the investment adviser. It is also possible that, where the Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities. When futures are purchased to hedge against a possible increase in the price of securities or a currency before the Portfolio is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the investment adviser may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge Portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract. Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by the Portfolio is also subject to the investment adviser’s ability to predict correctly movements in the direction of the market. For example, if the Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

V. Options on Futures Contracts

The Portfolio may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Portfolio will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, the Portfolio may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Portfolio intends to purchase. Similarly, if the value of the securities held by the Portfolio is expected to decline as a result of an increase in interest rates, the Portfolio might purchase put options or sell call options on futures contracts rather than sell futures contracts.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities or currencies being hedged, an option may or may not be less risky than ownership of the futures contract or such securities or currencies. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VI. Other Matters

Accounting for futures contracts will be in accordance with generally accepted accounting principles.

Appendix C

Proxy Voting Policies and Procedures

For BlackRock Advisors, LLC

And Its Affiliated SEC Registered Investment Advisers

Effective

September 30, 2006

Proxy Voting Policies and Procedures

These Proxy Voting Policies and Procedures (“Policy”) for BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers(1) (“BlackRock”) reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients.  BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock’s clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.(2) Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock’s authority to manage, acquire and dispose of account assets.

When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client’s agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client’s best interests,(3) whether or not the client’s proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 (“ERISA”).(4) When voting proxies for client accounts (including investment companies), BlackRock’s primary objective is to make voting decisions solely in the best interests of clients and ERISA clients’ plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.(5) It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock’s interest and those of BlackRock’s clients are properly addressed and resolved.

Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures.  BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients.(6)  The Committee is comprised of senior

(1) The Policy does not apply to BlackRock Asset Management U.K. Limited and BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.

(2) In certain situations, a client may direct BlackRock to vote in accordance with the client’s proxy voting policies.  In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.

(3) Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002)  (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

(4) DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2

(5) Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.

(6) Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.

members of BlackRock’s Portfolio Management Group and advised by BlackRock’s Legal and Compliance Department.

I.                                         Scope of Committee Responsibilities

The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.(7)

The Committee shall establish BlackRock’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues.  BlackRock believes that certain proxy voting issues – such as approval of mergers and other significant corporate transactions – require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).(8)

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock’s clients, on how best to maximize economic value in respect of a particular investment.

The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.(9)  All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee’s determinations and records shall be treated as proprietary, nonpublic and confidential.

The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee’s attention and that the Committee’s proxy voting decisions are appropriately disseminated and implemented.

(7) The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.

(8) The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.

(9) The Committee may delegate the actual maintenance of such records to an outside service provider.  Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.

To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services.  BlackRock has currently retained Institutional Shareholder Services (“ISS”) in that role.  ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

II.  Special Circumstances

Routine Consents.  BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients.  BlackRock will generally treat such requests for consents not as “proxies” subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals would, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

Securities on Loan. Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs.  Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled).  BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client.  If  client has decided to participate in a securities lending program, BlackRock will therefore defer to the client’s determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace.  Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies.  Where BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client’s best interest and requests that the security be recalled.

Voting Proxies for Non-US Companies. While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings, (ii) restrictions on a foreigner’s ability to exercise votes, (iii) requirements to vote proxies in person, (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), (v) potential difficulties in translating the proxy, and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

As a consequence, BlackRock votes proxies of non-US companies only on a “best-efforts” basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer’s shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.

Securities Sold After Record Date.  With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.

Conflicts of Interest. From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a “BlackRock Affiliate”), or a money management or other client of BlackRock (a

“BlackRock Client”).(10)  In such event, provided that the Committee is aware of the real or potential conflict, the following procedures apply:

•                  The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients.  The Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock’s clients; and

•                  if the Committee determines  not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client’s best interest notwithstanding the conflict.

(10) Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.

III.           Voting Guidelines

The Committee has determined that it is appropriate and in the best interests of BlackRock’s clients to adopt the following voting guidelines, which represent the Committee’s usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee’s judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

A.                                  Boards of Directors

These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies.  As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee’s history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.

The Committee’s general policy is to vote:

#	VOTE AND DESCRIPTION
A.1	FOR nominees for director of United States companies in uncontested elections, except for nominees who
•

have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business

• voted to implement or renew a “dead-hand” poison pill
• ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years
• failed to act on takeover offers where the majority of the shareholders have tendered their shares
• are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors
• on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance
• sit on more than six boards of public companies
A.2

FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees’ poor records of representing shareholder interests, on a case-by-case basis

A.3	FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards
A.4	AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards
A.5	AGAINST proposals supporting cumulative voting
A.6	FOR proposals eliminating cumulative voting
A.7	FOR proposals supporting confidential voting
A.8	FOR proposals seeking election of supervisory board members
A.9	AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors
A.10	AGAINST shareholder proposals for term limits for directors
A.11	FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older
A.12	AGAINST shareholder proposals requiring directors to own a minimum amount of company stock
A.13	FOR proposals requiring a majority of independent directors on a Board of Directors
A.14	FOR proposals to allow a Board of Directors to delegate powers to a committee or committees
A.15	FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors

A.16	AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer
A.17	FOR proposals to elect account inspectors
A.18	FOR proposals to fix the membership of a Board of Directors at a specified size
A.19	FOR proposals permitting shareholder ability to nominate directors directly
A.20	AGAINST proposals to eliminate shareholder ability to nominate directors directly
A.21	FOR proposals permitting shareholder ability to remove directors directly
A.22	AGAINST proposals to eliminate shareholder ability to remove directors directly

B.                                   Auditors

These proposals concern those issues submitted to shareholders related to the selection of auditors.  As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

The Committee’s general policy is to vote:

B.1

FOR approval of independent auditors, except for

•  auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent

•  auditors who have rendered an opinion to any company which in the Committee’s opinion is either not consistent with best accounting practices or not indicative of the company’s financial situation

•  on a case-by-case basis, auditors who in the Committee’s opinion provide a significant amount of non-audit services to the company

B.2	FOR proposals seeking authorization to fix the remuneration of auditors
B.3	FOR approving internal statutory auditors
B.4	FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years

C.            Compensation and Benefits

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

The Committee’s general policy is to vote:

C.1

IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company’s plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2	FOR proposals to eliminate retirement benefits for outside directors
C.3	AGAINST proposals to establish retirement benefits for outside directors
C.4	FOR proposals approving the remuneration of directors or of supervisory board members
C.5	AGAINST proposals to reprice stock options
C.6	FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.
C.7	FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years
C.8	AGAINST proposals seeking to pay outside directors only in stock
C.9	FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits
C.10	AGAINST proposals to ban all future stock or stock option grants to executives
C.11	AGAINST option plans or grants that apply to directors or employees of “related companies” without adequate disclosure of the corporate relationship and justification of the option policy
C.12	FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

D.                                    Capital Structure

These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

The Committee’s general policy is to vote:

D.1	AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company’s total outstanding capital
D.2	FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights
D.3	FOR management proposals approving share repurchase programs
D.4	FOR management proposals to split a company’s stock
D.5	FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros
D.6	FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date).

E.                                     Corporate Charter and By-Laws

These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws, principally for the purpose of adopting or redeeming “poison pills”. As a general matter, the Committee opposes poison pill provisions.

The Committee’s general policy is to vote:

E.1	AGAINST proposals seeking to adopt a poison pill
E.2	FOR proposals seeking to redeem a poison pill
E.3	FOR proposals seeking to have poison pills submitted to shareholders for ratification
E.4	FOR management proposals to change the company’s name

F.                                      Corporate Meetings

These are routine proposals relating to various requests regarding the formalities of corporate meetings.

The Committee’s general policy is to vote:

F.1	AGAINST proposals that seek authority to act on “any other business that may arise”
F.2	FOR proposals designating two shareholders to keep minutes of the meeting
F.3	FOR proposals concerning accepting or approving financial statements and statutory reports
F.4	FOR proposals approving the discharge of management and the supervisory board
F.5	FOR proposals approving the allocation of income and the dividend
F.6	FOR proposals seeking authorization to file required documents/other formalities
F.7	FOR proposals to authorize the corporate board to ratify and execute approved resolutions
F.8	FOR proposals appointing inspectors of elections
F.9	FOR proposals electing a chair of the meeting
F.10	FOR proposals to permit “virtual” shareholder meetings over the Internet
F.11	AGAINST proposals to require rotating sites for shareholder meetings

G.            Investment Companies

These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective, that the Investment Company Act of 1940 envisions will be approved directly by shareholders.

The Committee’s general policy is to vote:

G.1

FOR nominees for director of mutual funds in uncontested elections, except for nominees who

•        have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business

•        ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

•        are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

•        on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance

G.2	FOR the establishment of new series or classes of shares
G.3	AGAINST proposals to change a fund’s investment objective to nonfundamental
G.4	FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote
G.5	AGAINST a shareholder proposal for the establishment of a director ownership requirement
G.6	FOR classified boards of closed-end investment companies

H.                                    Environmental and Social Issues

These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

The Committee’s general policy is to vote:

H.1	AGAINST proposals seeking to have companies adopt international codes of conduct
H.2

AGAINST proposals seeking to have companies provide non-required reports on:

•     environmental liabilities;

•     bank lending policies;

•     corporate political contributions or activities;

•     alcohol advertising and efforts to discourage drinking by minors;

•     costs and risk of doing business in any individual country;

•     involvement in nuclear defense systems

H.3	AGAINST proposals requesting reports on Maquiladora operations or on CERES principles
H.4	AGAINST proposals seeking implementation of the CERES principles

Notice to Clients

BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.(11) BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients’ interests or as may be necessary to effect such votes or as may be required by law.

BlackRock encourage clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client’s proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.

(11)  Such request may be made to the client’s portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52nd Street, New York, New York 10022.

PART C: OTHER INFORMATION

Item 23. EXHIBITS

(a)	Declaration of Trust of the Registrant. (2)

(b)	Registrant’s By-laws. (1)

(c)	Reference is made to Article VI of Exhibit (a).

(d)	Form of Investment Management Agreement. (4)

(e)	Form of Distribution Agreement. (2)

(f)	Not Applicable.

(g)	Form of Custodian Agreement. (2)

(h)(1)	Form of Transfer Agency Agreement. (2)

(h)(2)	Form of Administration Agreement. (2)

(i)	Opinion of Counsel. (2)

(j)	None.

(k)	Not Applicable.

(l)	Form of Agreement with Initial Shareholder. (5)

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.

(p)(1)	Code of Ethics for the Registrant. (3)

(p)(2)	Code of Ethics for the Investment Advisor. (3)

(p)(3)	Code of Ethics for the Distributor. (2)

(x)	Powers of Attorney

(a)

Power of Attorney of James H. Bodurtha, Bruce R. Bond, Donald W. Burton, Stuart E. Eizenstat, Kenneth A. Froot, Robert M. Hernandez, John F. O’Brien, Roberta Cooper Ramo, Jean Margo Reid, David H. Walsh, Fred G. Weiss, Richard R. West, Richard S. Davis, Laurence D. Fink and Henry Gabbay dated November 1, 2007.

(1)           Previously filed in Registrant’s Registration Statement on Form N-1A on October 24, 2003.

(2)           Previously filed in Registrant’s Registration Statement on Form N-1A on October 15, 2004.

(3)           Previously filed in Registrant’s Registration Statement on Form N-1A on January 27, 2006.

(4)           Previously filed in Registrant’s Registration Statement on Form N-1A on January 29, 2007.

(5)           To be filed by Amendment.

1

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 29th day of November, 2007.

BLACKROCK BOND ALLOCATION TARGET SHARES

By:	/s/ DONALD BURKE
Donald Burke
President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ NEAL ANDREWS
Neal Andrews
Chief Financial Officer
(Principal Financial Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Donald Burke	President and Chief Executive Officer (Principal Executive Officer)	November 29, 2007
(Donald Burke)

/s/ Neal Andrews	Chief Financial Officer (Principal Financial Officer)	November 29, 2007
(Neal Andrews)

/s/ *James H. Bodurtha	Trustee	November 29, 2007
(James H. Bodurtha)

/s/ *Bruce R. Bond	Trustee	November 29, 2007
(Bruce R. Bond)

/s/ *Donald W. Burton	Trustee	November 29, 2007
(Donald W. Burton)

/s/ *Richard S. Davis	Trustee	November 29, 2007
(Richard S. Davis)

/s/ *Stuart E. Eizenstat	Trustee	November 29, 2007
(Stuart E. Eizenstat)

/s/ *Laurence D. Fink	Trustee	November 29, 2007
(Laurence D. Fink)

/s/ *Kenneth A. Froot	Trustee	November 29, 2007
(Kenneth A. Froot)

/s/ *Henry Gabbay	Trustee	November 29, 2007
(Henry Gabbay)

/s/ *Robert M. Hernandez	Trustee	November 29, 2007
(Robert M. Hernandez)

/s/ *John F. O’Brien	Trustee	November 29, 2007
(John F. O’Brien)

/s/ *Roberta Cooper Ramo	Trustee	November 29, 2007
(Roberta Cooper Ramo)

/s/ *Jean Margo Reid	Trustee	November 29, 2007
(Jean Margo Reid)

/s/ *David H. Walsh	Trustee	November 29, 2007
(David H. Walsh)

/s/ *Fred G. Weiss	Trustee	November 29, 2007
(Fred G. Weiss)

/s/ *Richard R. West	Trustee	November 29, 2007
(Richard R. West)

*By: /s/ Denis R. Molleur
Attorney-in-fact

Exhibit Index

Exhibit No.	Description

(x)

Power of Attorney of James H. Bodurtha, Bruce R. Bond, Donald W. Burton, Stuart E. Eizenstat, Kenneth A. Froot, Robert M. Hernandez, John F. O’Brien, Roberta Cooper Ramo, Jean Margo Reid, David H. Walsh, Fred G. Weiss, Richard R. West, Richard S. Davis, Laurence D. Fink and Henry Gabbay dated November 1, 2007.